As filed with the U.S. Securities and Exchange Commission on August 26, 2005
                                         Securities Act File (No. 333-_________)
                                 Investment Company Act File (No. 811-21801)

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM N-1A

             Registration Statement under the Securities Act of 1933         |X|

                         Pre-Effective Amendment No. __                      |_|

                         Post-Effective Amendment No. __                     |_|

                                     and/or

         Registration Statement under the Investment Company Act of 1940     |X|

                                Amendment No. __                             |_|
                        (Check appropriate box or boxes)

                         Genworth Financial Series Trust
                 (Exact Name of Registrant Specified in Charter)

                         16501 Ventura Blvd., Suite 201
                              Encino, CA 91436-2007
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 800-238-0810

           Regina M. Fink, Esq.                          With copies to:
       Vice President and Secretary                  Joseph R. Fleming, Esq.
     Genworth Financial Series Trust                       Dechert LLP
      16501 Ventura Blvd., Suite 201            200 Clarendon Street, 27th Floor
          Encino, CA 91436-2007                       Boston, MA 02116-5021
 (Name and Address of Agent for Service)

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

PROSPECTUS

Genworth Financial Series Trust

Genworth Financial Aggressive Fund
Genworth Financial Moderately Aggressive Fund
Genworth Financial Moderate Fund
Genworth Financial Moderately Conservative Fund
Genworth Financial Conservative Fund
Genworth Financial Total Return Fund
Genworth Financial Money Market Fund

[______________], 2005

     The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

Investments, Risk and Performance

      Genworth Financial Aggressive Fund
      Genworth Financial Moderately Aggressive Fund
      Genworth Financial Moderate Fund
      Genworth Financial Moderately Conservative Fund
      Genworth Financial Conservative Fund
      Genworth Financial Total Return Fund
      Genworth Financial Money Market Fund

More Information About Investment Strategies and Risk

Management

Account Policies

Other Information

Appendix A: Underlying Funds

For Additional Information

Additional information regarding the series of the Genworth Financial Series Trust (each a "Fund" and collectively the "Funds") is contained in the Statement of Additional Information ("SAI") dated ____________, 2005, which is incorporated by reference into (legally forms a part of) this Prospectus.

Shares of the Funds are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies, some of which may be affiliated persons of the Funds.

Investments, Risks and Performance

Genworth Financial Aggressive Fund

INVESTMENT OBJECTIVE

Genworth Financial Aggressive Fund ("Aggressive Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Aggressive Fund is a fund of funds. Under normal circumstances, the Aggressive Fund seeks to achieve its objective by investing substantially all of its assets in underlying funds that invest predominately in equity securities. The Aggressive Fund may invest up to 15% of its assets in underlying funds that invest predominantly in fixed income and/or money market instruments and cash equivalents. Currently, the Aggressive Fund's investments are limited to underlying funds that are in the same group of investment companies as the Fund.

The Aggressive Fund provides investors with diversification by investing among various asset classes and sub-classes represented by the portfolio security holdings of the underlying funds according to the Aggressive Fund's investment objective and risk profile. XYZ Company ("XYZ Co"), as sub-adviser to the Aggressive Fund, selects the underlying funds purchased by the Aggressive Fund on the basis of asset allocation modeling and risk tolerance. In addition to the target allocation between equities and fixed income securities, XYZ Co selects underlying funds from among sub-classes of these asset classes (e.g., small or large cap, value or growth stocks). XYZ Co may invest in underlying funds so that the Aggressive Fund's actual allocation between equities and fixed income securities is within a range of plus or minus 15% of the Aggressive Fund's target allocations.

Although the Aggressive Fund invests in a variety of underlying funds, which in turn invest in different industries, economic sectors and geographic regions, the Aggressive Fund is considered a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

The cost of investing in the Aggressive Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Aggressive Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Aggressive Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders. At the same time, however, by investing in the Aggressive Fund, an investor will receive the benefits of the asset allocation services provided by XYZ Co to the Aggressive Fund, which are not available by investing directly in the underlying funds.

In addition to the underlying funds named in Appendix A, at the discretion of GE Private Asset Management, Inc. ("GEPAM"), as investment adviser to the Aggressive Fund, and without shareholder approval, the Aggressive Fund may invest in additional underlying funds in the future.

Investments, Risks and Performance

RISK FACTORS

You may lose money if you invest in the Aggressive Fund. The share price of the Aggressive Fund and the underlying funds (other than the underlying money market funds) will change every day in response to market conditions. Although the underlying money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in an underlying money market fund. Among the principal risks of investing in the Aggressive Fund which could adversely affect its net asset value, yield and total return are (in alphabetical order):

Allocation Risk                                Temporary Defensive Positions
Management Risk                                Underlying Equity Funds Risk
Non-Diversification Risk                       Underlying Funds Risk
Not FDIC Insured                               Underlying Income Funds Risk

A description of these risks is set forth below under "MORE ABOUT RISKS - Principal Risks of the Funds of Funds."

The principal risks of investing in the underlying funds, and consequently the Aggressive Fund, which could adversely affect the Aggressive Fund's net asset value, yield and total return, are set forth below under "MORE ABOUT RISKS - Principal Risks of the Underlying Funds and the Money Market Fund."

PERFORMANCE INFORMATION

Because the Aggressive Fund has been in operation for less than one full calendar year, no performance history has been provided.

Investments, Risks and Performance

FEE TABLE

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Aggressive Fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)
================================================================================
Sales charge (load) on purchases                                         None
--------------------------------------------------------------------------------
Deferred sales charge (load)                                             None
--------------------------------------------------------------------------------
Redemption fee                                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                              %
================================================================================
Management fees                                                          [___]
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(1)                              0.25
--------------------------------------------------------------------------------
Other expenses(2)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1,3)
--------------------------------------------------------------------------------
Net Expenses                                                             [___]
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying Funds(4)
--------------------------------------------------------------------------------
Total Annual Fund and Underlying Funds Net Operating Expenses
--------------------------------------------------------------------------------

(1) Generally, the shares of the underlying funds in which the Aggressive Fund invests do not impose a separate Rule 12b-1 fee. However, to avoid charging duplicative Rule 12b-1 fees, when the underlying fund charges a Rule 12b-1 fee, the Investment Adviser will offset against its fee an amount equal to the amount of the Rule 12b-1 fee received from the underlying fund. Any such offsets are reflected under "Fee Waiver and/or Expense Reimbursement."

(2) "Other expenses" are based on estimated expenses for the current fiscal year.

(3) The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) to [___]% of the average daily net assets of the Aggressive Fund through April 30, 2007.

(4) In addition to the Total Annual Fund Operating Expenses, the Aggressive Fund also bears a portion of the fees and expenses of the applicable underlying funds. "Estimated Indirect Expenses of Underlying Funds" are based upon estimated expenses for the current fiscal year. These expenses are based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to the Aggressive Fund. "Estimated Indirect Expenses of Underlying Funds" will vary with changes in the expenses of the underlying funds, as well as allocation of the Aggressive Fund's assets, and may be higher or lower than those shown above.

Investments, Risks and Performance

EXAMPLES

The examples are intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Aggressive Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Aggressive Fund's and the underlying funds' operating expenses remain the same. The expenses illustrated in the examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses for year one and such expenses without fee waivers/expense reimbursements thereafter. Your actual costs may be higher or lower than these examples. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------
            1 YEAR                       3 YEARS
-----------------------------------------------------------
           $[_____]                     $[_____]
-----------------------------------------------------------

Investments, Risks and Performance

Genworth Financial Moderately Aggressive Fund

INVESTMENT OBJECTIVE

Genworth Financial Moderately Aggressive Fund ("Moderately Aggressive Fund") seeks long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Moderately Aggressive Fund is a fund of funds. Under normal circumstances, the Moderately Aggressive Fund seeks to achieve its objective by investing substantially all of its assets in underlying funds with a target allocation of 80% to underlying funds that invest predominantly in equity securities and 20% to underlying funds that invest predominantly in fixed income securities and/or money market instruments. Currently, the Moderately Aggressive Fund's investments are limited to underlying funds that are in the same group of investment companies as the Fund.

The Moderately Aggressive Fund provides investors with diversification by investing among various asset classes and sub-classes represented by the portfolio security holdings of the underlying funds according to the Moderately Aggressive Fund's investment objective and risk profile. XYZ Co, as sub-adviser to the Moderately Aggressive Fund, selects the underlying funds purchased by the Moderately Aggressive Fund on the basis of asset allocation modeling and risk tolerance. In addition to the target allocation between equities and fixed income securities, XYZ Co selects underlying funds from among sub-classes of these asset classes (e.g., small or large cap, value or growth stocks). XYZ Co may invest in underlying funds so that the Moderately Aggressive Fund's actual allocation between equities and fixed income securities is within a range of plus or minus 15% of the Moderately Aggressive Fund's target allocations.

Although the Moderately Aggressive Fund invests in a variety of underlying funds, which in turn invest in different industries, economic sectors and geographic regions, the Moderately Aggressive Fund is considered a non-diversified fund for purposes of the 1940 Act.

The cost of investing in the Moderately Aggressive Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Moderately Aggressive Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Moderately Aggressive Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders. At the same time, however, by investing in the Moderately Aggressive Fund, an investor will receive the benefits of the asset allocation services provided by XYZ Co to the Moderately Aggressive Fund, which are not available by investing directly in the underlying funds.

In addition to the underlying funds named in Appendix A, at the discretion of GEPAM, as investment adviser to the Moderately Aggressive Fund, and without shareholder approval, the Moderately Aggressive Fund may invest in additional underlying funds in the future.

Investments, Risks and Performance

RISK FACTORS

You may lose money if you invest in the Moderately Aggressive Fund. The share price of the Moderately Aggressive Fund and the underlying funds (other than the underlying money market funds) will change every day in response to market conditions. Although the underlying money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in an underlying money market fund. Among the principal risks of investing in the Moderately Aggressive Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Allocation Risk                               Temporary Defensive Positions
Management Risk                               Underlying Equity Funds Risk
Non-Diversification Risk                      Underlying Funds Risk
Not FDIC Insured                              Underlying Income Funds Risk

A description of these risks is set forth below under "MORE ABOUT RISKS - Principal Risks of the Funds of Funds."

The principal risks of investing in the underlying funds, and consequently the Moderately Aggressive Fund, which could adversely affect the Moderately Aggressive Fund's net asset value, yield and total return, are set forth below under "MORE ABOUT RISKS - Principal Risks of the Underlying Funds and the Money Market Fund."

PERFORMANCE INFORMATION

Because the Moderately Aggressive Fund has been in operation for less than one full calendar year, no performance history has been provided.

Investments, Risks and Performance

FEE TABLE

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Moderately Aggressive Fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)
================================================================================
Sales charge (load) on purchases                                          None
--------------------------------------------------------------------------------
Deferred sales charge (load)                                              None
--------------------------------------------------------------------------------
Redemption fee                                                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                               %
================================================================================
Management fees                                                           [___]
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(1)                               0.25
--------------------------------------------------------------------------------
Other expenses(2)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1,3)
--------------------------------------------------------------------------------
Net Expenses                                                              [___]
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying Funds(4)
-------------------------------------------------------------------------------
Total Annual Fund and Underlying Funds Net Operating Expenses
--------------------------------------------------------------------------------

(1) Generally, the shares of the underlying funds in which the Moderately Aggressive Fund invests do not impose a separate Rule 12b-1 fee. However, to avoid charging duplicative Rule 12b-1 fees, when the underlying fund charges a Rule 12b-1 fee, the Investment Adviser will offset against its fee an amount equal to the amount of the Rule 12b-1 fee received from the underlying fund. Any such offsets are reflected under "Fee Waiver and/or Expense Reimbursement."

(2) "Other expenses" are based on estimated expenses for the current fiscal year.

(3) The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) to [___]% of the average daily net assets of the Moderately Aggressive Fund through April 30, 2007.

(4) In addition to the Total Annual Fund Operating Expenses, the Moderately Aggressive Fund also bears a portion of the fees and expenses of the applicable underlying funds. "Estimated Indirect Expenses of Underlying Funds" are based upon estimated expenses for the current fiscal year. These expenses are based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to the Moderately Aggressive Fund. "Estimated Indirect Expenses of Underlying Funds" will vary with changes in the expenses of the underlying funds, as well as allocation of the Moderately Aggressive Fund's assets, and may be higher or lower than those shown above.

Investments, Risks and Performance

EXAMPLES

The examples are intended to help you compare the cost of investing in the Moderately Aggressive Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Moderately Aggressive Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Moderately Aggressive Fund's and the underlying funds' operating expenses remain the same. The expenses illustrated in the examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses for year one and such expenses without fee waivers/expense reimbursements thereafter. Your actual costs may be higher or lower than these examples. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------
            1 YEAR                        3 YEARS
-----------------------------------------------------------
           $[_____]                      $[_____]
-----------------------------------------------------------

Investments, Risks and Performance

Genworth Financial Moderate Fund

INVESTMENT OBJECTIVE

Genworth Financial Moderate Fund ("Moderate Fund") seeks long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Moderate Fund is a fund of funds. Under normal circumstances, the Moderate Fund seeks to achieve its objective by investing substantially all of its assets in underlying funds with a target allocation of 60% to underlying funds that invest predominantly in equity securities and 40% to underlying funds that invest predominantly in fixed income securities and/or money market instruments. Currently, the Moderate Fund's investments are limited to underlying funds that are in the same group of investment companies as the Fund.

The Moderate Fund provides investors with diversification by investing among various asset classes and sub-classes represented by the portfolio security holdings of the underlying funds according to the Moderate Fund's investment objective and risk profile. XYZ Co, as sub-adviser to the Moderate Fund, selects the underlying funds purchased by the Moderate Fund on the basis of asset allocation modeling and risk tolerance. In addition to the target allocation between equities and fixed income securities, XYZ Co selects underlying funds from among sub-classes of these asset classes (e.g., small or large cap, value or growth stocks). XYZ Co may invest in underlying funds so that the Moderate Fund's actual allocation between equities and fixed income securities is within a range of plus or minus 15% of the Moderate Fund's target allocations.

Although the Moderate Fund invests in a variety of underlying funds, which in turn invest in different industries, economic sectors and geographic regions, the Moderate Fund is considered a non-diversified fund for purposes of the 1940 Act.

The cost of investing in the Moderate Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Moderate Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Moderate Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders. At the same time, however, by investing in the Moderate Fund, an investor will receive the benefits of the asset allocation services provided by XYZ Co to the Moderate Fund, which are not available by investing directly in the underlying funds.

In addition to the underlying funds named in Appendix A, at the discretion of GEPAM, as investment adviser to the Moderate Fund, and without shareholder approval, the Moderate Fund may invest in additional underlying funds in the future.

Investments, Risks and Performance

RISK FACTORS

You may lose money if you invest in the Moderate Fund. The share price of the Moderate Fund and the underlying funds (other than the underlying money market funds) will change every day in response to market conditions. Although the underlying money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in an underlying money market fund. Among the principal risks of investing in the Moderate Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Allocation Risk                              Temporary Defensive Positions
Management Risk                              Underlying Equity Funds Risk
Non-Diversification Risk                     Underlying Funds Risk
Not FDIC Insured                             Underlying Income Funds Risk

A description of these risks is set forth below under "MORE ABOUT RISKS - Principal Risks of the Funds of Funds."

The principal risks of investing in the underlying funds, and consequently the Moderate Fund, which could adversely affect the Moderate Fund's net asset value, yield and total return, are set forth below under "MORE ABOUT RISKS - Principal Risks of the Underlying Funds and the Money Market Fund."

PERFORMANCE INFORMATION

Because the Moderate Fund has been in operation for less than one full calendar year, no performance history has been provided.

Investments, Risks and Performance

FEE TABLE

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Moderate Fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)
================================================================================
Sales charge (load) on purchases                                        None
--------------------------------------------------------------------------------
Deferred sales charge (load)                                            None
--------------------------------------------------------------------------------
Redemption fee                                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                             %
================================================================================
Management fees                                                         [___]
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(1)                             0.25
--------------------------------------------------------------------------------
Other expenses(2)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1,3)
--------------------------------------------------------------------------------
Net Expenses                                                            [___]
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying Funds(4)
--------------------------------------------------------------------------------
Total Annual Fund and Underlying Funds Net Operating Expenses
--------------------------------------------------------------------------------

(1) Generally, the shares of the underlying funds in which the Moderate Fund invests do not impose a separate Rule 12b-1 fee. However, to avoid charging duplicative Rule 12b-1 fees, when the underlying fund charges a Rule 12b-1 fee, the Investment Adviser will offset against its fee an amount equal to the amount of the Rule 12b-1 fee received from the underlying fund. Any such offsets are reflected under "Fee Waiver and/or Expense Reimbursement."

(2) "Other expenses" are based on estimated expenses for the current fiscal year.

(3) The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) to [___]% of the average daily net assets of the Moderate Fund through April 30, 2007.

(4) In addition to the Total Annual Fund Operating Expenses, the Moderate Fund also bears a portion of the fees and expenses of the applicable underlying funds. "Estimated Indirect Expenses of Underlying Funds" are based upon estimated expenses for the current fiscal year. These expenses are based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to the Moderate Fund. "Estimated Indirect Expenses of Underlying Funds" will vary with changes in the expenses of the underlying funds, as well as allocation of the Moderate Fund's assets, and may be higher or lower than those shown above.

Investments, Risks and Performance

EXAMPLES

The examples are intended to help you compare the cost of investing in the Moderate Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Moderate Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Moderate Fund's and the underlying funds' operating expenses remain the same. The expenses illustrated in the examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses for year one and such expenses without fee waivers/expense reimbursements thereafter. Your actual costs may be higher or lower than these examples. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------
            1 YEAR                        3 YEARS
-----------------------------------------------------------
           $[_____]                      $[_____]
-----------------------------------------------------------

Investments, Risks and Performance

Genworth Financial Moderately Conservative Fund

INVESTMENT OBJECTIVE

Genworth Financial Moderately Conservative Fund ("Moderately Conservative Fund") seeks current income and long-term capital appreciation, with a greater emphasis on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Moderately Conservative Fund is a fund of funds. Under normal circumstances, the Moderately Conservative Fund seeks to achieve its objective by investing substantially all of its assets in underlying funds with a target allocation of 40% to underlying funds that invest predominantly in equity securities and 60% to underlying funds that invest predominantly in fixed income securities and/or money market instruments. Currently, the Moderately Conservative Fund's investments are limited to underlying funds that are in the same group of investment companies as the Fund.

The Moderately Conservative Fund provides investors with diversification by investing among various asset classes and sub-classes represented by the portfolio security holdings of the underlying funds according to the Moderately Conservative Fund's investment objective and risk profile. XYZ Co, as sub-adviser to the Moderately Conservative Fund, selects the underlying funds purchased by the Moderately Conservative Fund on the basis of asset allocation modeling and risk tolerance. In addition to the target allocation between equities and fixed income securities, XYZ Co selects underlying funds from among sub-classes of these asset classes (e.g., long or short term, high yield or investment grade bonds). XYZ Co may invest in underlying funds so that the Moderately Conservative Fund's actual allocation between equities and fixed income securities is within a range of plus or minus 15% of the Moderately Conservative Fund's target allocations.

Although the Moderately Conservative Fund invests in a variety of underlying funds, which in turn invest in different industries, economic sectors and geographic regions, the Moderately Conservative Fund is considered a non-diversified fund for purposes of the 1940 Act.

The cost of investing in the Moderately Conservative Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Moderately Conservative Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Moderately Conservative Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders. At the same time, however, by investing in the Moderately Conservative Fund, an investor will receive the benefits of the asset allocation services provided by XYZ Co to the Moderately Conservative Fund, which are not available by investing directly in the underlying funds.

In addition to the underlying funds named in Appendix A, at the discretion of GEPAM, as investment adviser to the Moderately Conservative Fund, and without shareholder approval, the Moderately Conservative Fund may invest in additional underlying funds in the future.

Investments, Risks and Performance

RISK FACTORS

You may lose money if you invest in the Moderately Conservative Fund. The share price of the Moderately Conservative Fund and the underlying funds (other than the underlying money market funds) will change every day in response to market conditions. Although the underlying money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in an underlying money market fund. Among the principal risks of investing in the Moderately Conservative Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Allocation Risk                                Temporary Defensive Positions
Management Risk                                Underlying Equity Funds Risk
Non-Diversification Risk                       Underlying Funds Risk
Not FDIC Insured                               Underlying Income Funds Risk

A description of these risks is set forth below under "MORE ABOUT RISKS - Principal Risks of the Funds of Funds."

The principal risks of investing in the underlying funds, and consequently the Moderately Conservative Fund, which could adversely affect the Moderately Conservative Fund's net asset value, yield and total return, are set forth below under "MORE ABOUT RISKS - Principal Risks of the Underlying Funds and the Money Market Fund."

PERFORMANCE INFORMATION

Because the Moderately Conservative Fund has been in operation for less than one full calendar year, no performance history has been provided.

Investments, Risks and Performance

FEE TABLE

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Moderately Conservative Fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)
================================================================================
Sales charge (load) on purchases                                     None
--------------------------------------------------------------------------------
Deferred sales charge (load)                                         None
--------------------------------------------------------------------------------
Redemption fee                                                       None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                          %
================================================================================
Management fees                                                      [___]
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(1)                          0.25
--------------------------------------------------------------------------------
Other expenses(2)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1,3)
--------------------------------------------------------------------------------
Net Expenses                                                         [___]
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying Funds(4)
--------------------------------------------------------------------------------
Total Annual Fund and Underlying Funds Net Operating Expenses
--------------------------------------------------------------------------------

(1) Generally, the shares of the underlying funds in which the Moderately Conservative Fund invests do not impose a separate Rule 12b-1 fee. However, to avoid charging duplicative Rule 12b-1 fees, when the underlying fund charges a Rule 12b-1 fee, the Investment Adviser will offset against its fee an amount equal to the amount of the Rule 12b-1 fee received from the underlying fund. Any such offsets are reflected under "Fee Waiver and/or Expense Reimbursement."

(2) "Other expenses" are based on estimated expenses for the current fiscal year.

(3) The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) to [___]% of the average daily net assets of the Moderately Conservative Fund through April 30, 2007.

(4) In addition to the Total Annual Fund Operating Expenses, the Moderately Conservative Fund also bears a portion of the fees and expenses of the applicable underlying funds. "Estimated Indirect Expenses of Underlying Funds" are based upon estimated expenses for the current fiscal year. These expenses are based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to the Moderately Conservative Fund. "Estimated Indirect Expenses of Underlying Funds" will vary with changes in the expenses of the underlying funds, as well as allocation of the Moderately Conservative Fund's assets, and may be higher or lower than those shown above.

Investments, Risks and Performance

EXAMPLES

The examples are intended to help you compare the cost of investing in the Moderately Conservative Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Moderately Conservative Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Moderately Conservative Fund's and the underlying funds' operating expenses remain the same. The expenses illustrated in the examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses for year one and such expenses without fee waivers/expense reimbursements thereafter. Your actual costs may be higher or lower than these examples. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------
            1 YEAR                        3 YEARS
-----------------------------------------------------------
           $[_____]                      $[_____]
-----------------------------------------------------------

Investments, Risks and Performance

Genworth Financial Conservative Fund

INVESTMENT OBJECTIVE

Genworth Financial Conservative Fund ("Conservative Fund") seeks current income and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Conservative Fund is a fund of funds. Under normal circumstances, the Conservative Fund seeks to achieve its objective by investing substantially all of its assets in underlying funds with a target allocation of 20% to underlying funds that invest predominantly in equity securities and 80% to underlying funds that invest predominantly in fixed income securities and/or money market instruments. Currently, the Conservative Fund's investments are limited to underlying funds that are in the same group of investment companies as the Fund.

The Conservative Fund provides investors with diversification by investing among various asset classes and sub-classes represented by the portfolio security holdings of the underlying funds according to the Conservative Fund's investment objective and risk profile. XYZ Co, as sub-adviser to the Conservative Fund, selects the underlying funds purchased by the Conservative Fund on the basis of asset allocation modeling and risk tolerance. In addition to the target allocation between equities and fixed income securities, XYZ Co selects underlying funds from among sub-classes of these asset classes (e.g., long or short term, high yield or investment grade bonds). XYZ Co may invest in underlying funds so that the Conservative Fund's actual allocation between equities and fixed income securities is within a range of plus or minus 15% of the Conservative Fund's target allocations.

Although the Conservative Fund invests in a variety of underlying funds, which in turn invest in different industries, economic sectors and geographic regions, the Conservative Fund is considered a non-diversified fund for purposes of the 1940 Act.

The cost of investing in the Conservative Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Conservative Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Conservative Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders. At the same time, however, by investing in the Conservative Fund, an investor will receive the benefits of the asset allocation services provided by XYZ Co to the Conservative Fund, which are not available by investing directly in the underlying funds.

In addition to the underlying funds named in Appendix A, at the discretion of GEPAM, as investment adviser to the Conservative Fund, and without shareholder approval, the Conservative Fund may invest in additional underlying funds in the future.

Investments, Risks and Performance

RISK FACTORS

You may lose money if you invest in the Conservative Fund. The share price of the Conservative Fund and the underlying funds (other than the underlying money market funds) will change every day in response to market conditions. Although the underlying money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in an underlying money market fund. Among the principal risks of investing in the Conservative Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Allocation Risk                             Temporary Defensive Positions
Management Risk                             Underlying Equity Funds Risk
Non-Diversification Risk                    Underlying Funds Risk
Not FDIC Insured                            Underlying Income Funds Risk

A description of these risks is set forth below under "MORE ABOUT RISKS - Principal Risks of the Funds of Funds."

The principal risks of investing in the underlying funds, and consequently the Conservative Fund, which could adversely affect the Conservative Fund's net asset value, yield and total return, are set forth below under "MORE ABOUT RISKS
- Principal Risks of the Underlying Funds and the Money Market Fund."

PERFORMANCE INFORMATION

Because the Conservative Fund has been in operation for less than one full calendar year, no performance history has been provided.

Investments, Risks and Performance

FEE TABLE

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Conservative Fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)
================================================================================
Sales charge (load) on purchases                                         None
--------------------------------------------------------------------------------
Deferred sales charge (load)                                             None
--------------------------------------------------------------------------------
Redemption fee                                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                              %
================================================================================
Management fees                                                          [___]
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(1)                              0.25
--------------------------------------------------------------------------------
Other expenses(2)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1,3)
--------------------------------------------------------------------------------
Net Expenses                                                             [___]
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying Funds(4)
--------------------------------------------------------------------------------
Total Annual Fund and Underlying Funds Net Operating Expenses
--------------------------------------------------------------------------------

(1) Generally, the shares of the underlying funds in which the Conservative Fund invests do not impose a separate Rule 12b-1 fee. However, to avoid charging duplicative Rule 12b-1 fees, when the underlying fund charges a Rule 12b-1 fee, the Investment Adviser will offset against its fee an amount equal to the amount of the Rule 12b-1 fee received from the underlying fund. Any such offsets are reflected under "Fee Waiver and/or Expense Reimbursement."

(2) "Other expenses" are based on estimated expenses for the current fiscal year.

(3) The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) to [___]% of the average daily net assets of the Conservative Fund through April 30, 2007.

(4) In addition to the Total Annual Fund Operating Expenses, the Conservative Fund also bears a portion of the fees and expenses of the applicable underlying funds. "Estimated Indirect Expenses of Underlying Funds" are based upon estimated expenses for the current fiscal year. These expenses are based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to the Conservative Fund. "Estimated Indirect Expenses of Underlying Funds" will vary with changes in the expenses of the underlying funds, as well as allocation of the Conservative Fund's assets, and may be higher or lower than those shown above.

Investments, Risks and Performance

EXAMPLES

The examples are intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Conservative Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Conservative Fund's and the underlying funds' operating expenses remain the same. The expenses illustrated in the examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses for year one and such expenses without fee waivers/expense reimbursements thereafter. Your actual costs may be higher or lower than these examples. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------
            1 YEAR                       3 YEARS
-----------------------------------------------------------
           $[_____]                     $[_____]
-----------------------------------------------------------

Investments, Risks and Performance

Genworth Financial Total Return Fund

INVESTMENT OBJECTIVE

Genworth Financial Total Return Fund ("Total Return Fund") seeks high total return comprised of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Total Return Fund is a fund of funds. Under normal circumstances, the Total Return Fund seeks to achieve its objective by investing substantially all of its assets in underlying funds that invest predominantly in domestic and/or international equity securities as well as underlying funds that invest predominantly in fixed income and/or money market instruments. The portfolio managers follow an asset allocation model to adjust weightings across U.S. equity, international equity, fixed income and money market instruments based on the relative attractiveness of the asset classes. Currently, the Total Return Fund's investments are limited to underlying funds that are in the same group of investment companies as the Fund.

The Total Return Fund provides investors with diversification by investing in underlying funds that invest in debt and equity securities. An investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole or primary objective.

The Total Return Fund invests primarily in a combination of underlying funds that invest predominantly in equity securities and investment-grade debt securities. The Total Return Fund follows an asset allocation process designed to diversify holdings across asset classes. The Total Return Fund adjusts its weightings among underlying funds investing predominantly in U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Total Return Fund invests in underlying funds based on their potential for capital appreciation and income.

The portion of the Total Return Fund invested in underlying funds that invest predominantly in fixed income securities normally has a weighted average maturity of approximately five to ten years but is subject to no limitations with respect to the maturities of the instruments in which it may invest. The Total Return Fund may also invest in underlying funds that invest some or all of their assets in high yield securities. The underlying funds chosen may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the underlying fund's investment exposure, but there is no guarantee that these techniques will work.

Although the Total Return Fund invests in a variety of underlying funds, which in turn invest in different industries, economic sectors and geographic regions, the Total Return Fund is considered a non-diversified fund for purposes of the 1940 Act.

The cost of investing in the Total Return Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Total Return Fund, an investor will indirectly bear fees and expenses charged by the underlying funds in addition to the Total Return Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders. At the same time, however, by investing in the Total Return Fund, an investor will receive the benefits of the asset allocation services provided by GEPAM to the Total Return Fund, which are not available by investing directly in the underlying funds.

Investments, Risks and Performance

In addition to the underlying funds named in Appendix A, at the discretion of GEPAM, as investment adviser to the Total Return Fund, and without shareholder approval, the Total Return Fund may invest in additional underlying funds in the future.

RISK FACTORS

You may lose money if you invest in the Total Return Fund. The share price of the Total Return Fund and the underlying funds (other than the underlying money market funds) will change every day in response to market conditions. Although the underlying money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in an underlying money market fund. Among the principal risks of investing in the Total Return Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Allocation Risk                                   Temporary Defensive Positions
Management Risk                                   Underlying Equity Funds Risk
Non-Diversification Risk                          Underlying Funds Risk
Not FDIC Insured                                  Underlying Income Funds Risk

A description of these risks is set forth below under "MORE ABOUT RISKS - Principal Risks of the Funds of Funds."

The principal risks of investing in the underlying funds, and consequently the Total Return Fund, which could adversely affect the Total Return Fund's net asset value, yield and total return, are set forth below under "MORE ABOUT RISKS
- Principal Risks of the Underlying Funds and the Money Market Fund."

PERFORMANCE INFORMATION

Because the Total Return Fund has been in operation for less than one full calendar year, no performance history has been provided.

Investments, Risks and Performance

FEE TABLE

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Total Return Fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)
================================================================================
Sales charge (load) on purchases                                        None
--------------------------------------------------------------------------------
Deferred sales charge (load)                                            None
--------------------------------------------------------------------------------
Redemption fee                                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)                             %
================================================================================
Management fees                                                         [___]
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(1)                             0.25
--------------------------------------------------------------------------------
Other expenses(2)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1,3)
--------------------------------------------------------------------------------
Net Expenses                                                            [___]
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying Funds(4)
--------------------------------------------------------------------------------
Total Annual Fund and Underlying Funds Net Operating Expenses
--------------------------------------------------------------------------------

(1) Generally, the shares of the underlying funds in which the Total Return Fund invests do not impose a separate Rule 12b-1 fee. However, to avoid charging duplicative Rule 12b-1 fees, when the underlying fund charges a Rule 12b-1 fee, the Investment Adviser will offset against its fee an amount equal to the amount of the Rule 12b-1 fee received from the underlying fund. Any such offsets are reflected under "Fee Waiver and/or Expense Reimbursement."

(2) "Other expenses" are based on estimated expenses for the current fiscal year.

(3) The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) to [___]% of the average daily net assets of the Total Return Fund through April 30, 2007.

(4) In addition to the Total Annual Fund Operating Expenses, the Total Return Fund also bears a portion of the fees and expenses of the applicable underlying funds. "Estimated Indirect Expenses of Underlying Funds" are based upon estimated expenses for the current fiscal year. These expenses are based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to the Total Return Fund. "Estimated Indirect Expenses of Underlying Funds" will vary with changes in the expenses of the underlying funds, as well as allocation of the Total Return Fund's assets, and may be higher or lower than those shown above.

Investments, Risks and Performance

EXAMPLES

The examples are intended to help you compare the cost of investing in the Total Return Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Total Return Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Total Return Fund's and the underlying funds' operating expenses remain the same. The expenses illustrated in the examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses for year one and such expenses without fee waivers/expense reimbursements thereafter. Your actual costs may be higher or lower than these examples. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

-----------------------------------------------------------
            1 YEAR                       3 YEARS
-----------------------------------------------------------
           $[_____]                     $[_____]
-----------------------------------------------------------

Investments, Risks and Performance

Genworth Financial Money Market Fund

INVESTMENT OBJECTIVE

Genworth Financial Money Market Fund ("Money Market Fund") seeks maximum current income, consistent with the preservation of capital and daily liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Money Market Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Money Market Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Money Market Fund may not exceed 90 days. The Money Market Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

ABC Adviser Co ("ABC Adviser"), a sub-adviser to the Money Market Fund, seeks to achieve the Money Market Fund's objective by investing in the following: obligations of the U.S. Government (including its agencies and government-sponsored enterprises); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Money Market Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Money Market Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

RISK FACTORS

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund. Among the principal risks of investing in the Money Market Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Credit Risk                                   Management Risk
Foreign Exposure Risk                         Money Market Risk
Interest Rate Risk                            Stock Market Risk
Issuer Risk                                   U.S. Government Securities Risk

Investments, Risks and Performance

A description of these risks is set forth below under "MORE ABOUT RISKS - Principal Risks of the Underlying Funds and the Money Market Fund."

PERFORMANCE INFORMATION

Because the Money Market Fund has been in operation for less than one full calendar year, no performance history has been provided.

FEE TABLE

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Money Market Fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

                                                    Class X          Class Y*
================================================================================
SHAREHOLDER FEES
================================================================================
(fees paid directly from your investment)
================================================================================
Sales charge (load) on purchases                     None              None
--------------------------------------------------------------------------------
Deferred sales charge (load)                         None              None
--------------------------------------------------------------------------------
Redemption fee                                       None              None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
================================================================================
(expenses that are deducted from Fund assets)          %                %
================================================================================
Management fees                                      [___]            [___]
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees             0.25              0.00
--------------------------------------------------------------------------------
Other expenses(1)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)
--------------------------------------------------------------------------------
Net Expenses                                         [___]            [___]
--------------------------------------------------------------------------------

*     Class Y shares are only offered to the Funds of Funds.

(1) "Other expenses" are based on estimated expenses for the current fiscal year.

(2) The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) to [___]% of the average daily net assets of Class X shares of the Money Market Fund and to [___]% of the average daily net assets of the Class Y shares of the Money Market Fund through April 30, 2007.

Investments, Risks and Performance

EXAMPLES

The examples are intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Money Market Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Money Market Fund's operating expenses remain the same. The expenses illustrated in the examples are based on the Total Annual Fund Operating Expenses for year one and such expenses without fee waivers/expense reimbursements thereafter. Your actual costs may be higher or lower than these examples. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                                      1 YEAR                      3 YEARS
--------------------------------------------------------------------------------
           Class X                   $[_____]                    $[_____]
--------------------------------------------------------------------------------
           Class Y                   $[_____]                    $[_____]
--------------------------------------------------------------------------------

More Information About Investment Strategies and Risk

GENERALLY

Each of the Funds described in this Prospectus is a series of Genworth Financial Series Trust ("Trust") and is managed by GEPAM, which acts as investment adviser to the Funds.

The investment objective of each Fund may be changed by the Board of Trustees, without the approval of shareholders of the affected Fund, upon 60 days' advance notice to shareholders of the affected Fund. There can be no assurance that the Funds will achieve their investment objectives.

The Aggressive Fund, the Moderately Aggressive Fund, the Moderate Fund, the Moderately Conservative Fund and the Conservative Fund are collectively referred to in this Prospectus as the "Asset Allocation Funds." The Asset Allocation Funds together with the Total Return Fund are collectively referred to in this Prospectus as the "Funds of Funds" and each individually as a "Fund of Funds."

MORE ABOUT THE FUNDS OF FUNDS

Each of the Funds of Funds invest in a variety of mutual funds, which are collectively referred to in this Prospectus as the "underlying funds." Currently, each Fund of Funds' investments are limited to underlying funds that are in the same group of investment companies -- i.e., the series of GE Investments Funds, Inc. (each a "GEI Fund") and the Genworth Financial Money Market Fund which is described in this Prospectus. The Trust has applied to the Securities and Exchange Commission for exemptive relief that, if granted, would have the effect of allowing each Fund of Funds to invest in unaffiliated underlying funds, as well as the affiliated underlying funds in which it is currently permitted to invest. The underlying funds in which the Funds of Funds may currently invest are:

Equity Funds                                Fixed Income Funds

GEI Mid-Cap Equity Fund                     GEI Income Fund
GEI Premier Growth Equity Fund
GEI Real Estate Securities Fund             Money Market Funds
GEI S&P 500 Index Fund
GEI Small-Cap Value Equity Fund             GEI Money Market Fund
GEI Total Return Fund                       Genworth Financial Money Market Fund
GEI U.S. Equity Fund
GEI Value Equity Fund

Each Fund of Funds may invest in any of the underlying funds listed above. Under normal circumstances, the Funds of Funds will not invest in every underlying fund at any given time. Occasionally, shares of one or more underlying funds may not be available for purchase by the Funds of Funds. Underlying funds may be added or removed as possible investments from time to time. Because the portfolio holdings of each underlying fund will change from day to day, the actual asset allocation achieved by investing in the underlying funds will fluctuate.

More Information About Investment Strategies and Risk

The GEI Funds are managed by GE Asset Management, Inc. ("GEAM"). GEAM is under common control with GEPAM. As a result, GEAM is considered a control affiliate of GEPAM and the GEI Funds are in the same group of investment companies as the Funds of Funds.

Investment Strategies

XYZ Co acts as the sub-adviser to the Asset Allocation Funds. As a sub-adviser to the Asset Allocation Funds, XYZ Co provides continuous portfolio monitoring and a dynamic asset allocation strategy for the Asset Allocation Funds. XYZ Co uses this dynamic asset allocation strategy to reallocate the portfolios of the Asset Allocation Funds. XYZ Co will reassess and potentially re-weight the underlying funds in each Asset Allocation Funds' allocation model quarterly, or more frequently as it deems necessary. XYZ Co will also periodically rebalance the weightings in the underlying funds in each of the Asset Allocation Funds to the current allocation model. In general, however, XYZ Co does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market.

GEPAM, as adviser to the Total Return Fund, will reassess and potentially re-weight the underlying funds in Total Return Fund's allocation model periodically. GEPAM will also periodically rebalance the weightings in the underlying funds in the Total Return Fund to the current allocation model. In general, however, GEPAM does not anticipate making frequent changes in the asset allocation model for the Total Return Fund and will not attempt to time the market.

Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

MORE ABOUT RISK

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in each Fund's summary under "Investments, Risk and Performance" at the beginning of this Prospectus and are described in this section. Each Fund may be subject to risks other than those described below because the types of investments made by a Fund can change over time.

For more information about the risks associated with the Funds and the underlying funds, see the Statement of Additional Information, which is incorporated by reference into this Prospectus.

Principal Risks of the Funds of Funds

The following provides descriptions of the principal risks of the Funds of Funds (in alphabetical order). Investments in the Funds of Funds are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund of Funds will achieve its investment objective. The share value of each of Fund of Funds will rise and fall.

More Information About Investment Strategies and Risk

Allocation Risk. Each Fund of Funds' investment performance depends upon how its assets are allocated and reallocated among the underlying funds according to each Fund of Funds' asset allocation targets and ranges. A principal risk of investing in the Funds of Funds is that the Funds of Funds' portfolio managers will make less than optimal or poor asset allocation decisions. The portfolio managers will attempt to identify allocations for the underlying funds that will provide consistent, quality performance for the Funds of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the portfolio managers will focus on an underlying fund that performs poorly or underperforms other underlying funds under various market conditions. You could lose money on your investment in any one of the respective Funds of Funds as a result of these allocation decisions.

Management Risk. The Funds of Funds are subject to management risk because they are actively managed investment portfolios. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund of Funds, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. Because substantially all of the securities in which the Funds of Funds may invest are underlying funds, each Fund of Funds is considered non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. This increases the risk that each Fund of Funds' value could decrease because of poor performance of a single investment or a small number of investments. This risk may be mitigated because the Funds of Funds invests their assets in the underlying funds, which generally have diversified holdings.

Not FDIC Insured. An investment in the Funds of Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Temporary Defensive Positions. Under normal circumstances, each Fund of Funds may hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund of Funds may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the Funds of Funds may (i) without limit hold cash and cash equivalents (i.e., highly liquid and highly rated instruments such as commercial paper and bank deposits) and/or invest in money market instruments (i.e., short-term debt securities of the U.S. Government, banks and corporations), or (ii) restrict the securities markets in which a Fund of Funds' assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund of Funds' investment objective and strategies. Each Fund of Funds may invest in money market instruments directly or indirectly through investment in money market mutual funds. To the extent that a Fund of Funds holds cash or invests in money market instruments, it may not achieve its investment objective.

Underlying Equity Funds Risk. The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in any of the Funds of Funds holding such underlying equity funds will be affected.


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Underlying Funds Risk. The Funds of Funds' investments are concentrated in underlying funds, so the Funds of Funds' investment performance is directly related to the performance of the underlying funds. The Funds of Funds' net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Funds of Funds indirectly pay a portion of the expenses incurred by the underlying funds. Because the Funds of Funds invest in the underlying funds, the costs of investing in the Funds of Funds will generally be higher than the cost of investing in an underlying fund directly. As each Fund of Funds' allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by each Fund of Funds may increase or decrease. The ability of each Fund of Funds to meet its investment goal (or objective) is directly related to its target asset allocation among the underlying funds and the ability of those underlying funds to meet their investment goals (or objectives). There is no assurance that any Fund of Funds will achieve its investment goal (or objective).

Underlying Income Funds Risk. The underlying fixed income funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of an underlying fixed income fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in any of the Funds of Funds will change as the value of the investments in its underlying fixed income funds that hold fixed income securities increases and decreases.

Principal Risks of the Underlying Funds and the Money Market Fund

The following provides descriptions of the principal risks of the underlying funds and, in certain cases, the Money Market Fund (in alphabetical order). Those risks describe below that also apply to the Money Market Fund are: Credit Risk; Foreign Exposure Risk; Interest Rate Risk; Issuer Risk; Management Risk; Money Market Risk; Stock Market Risk; and U.S. Government Securities Risk.

An underlying fund's risk is determined primarily by its principal investment strategies, which are described in Appendix A to this Prospectus. Investments in the underlying funds are not insured against loss of principal. As with any mutual fund, there can be no assurance that an underlying fund will achieve its investment objective.

The share value of each of the underlying funds (other than the underlying money market funds) will rise and fall. Although the underlying money market funds seek to preserve the value of their shares at $1.00 per share, it is possible to lose money by investing in any of these underlying funds.


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Asset-Backed Securities Risk. Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, an underlying fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, an underlying fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, an underlying fund may lose money if there are defaults on the loans underlying the securities.

Credit Risk. The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in an entity's financial condition and general economic conditions can affect the ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

Derivative Instruments Risk. An underlying fund's use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. An underlying fund may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on an underlying fund's performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by an underlying fund may not correlate with an underlying fund's other investments which could impact performance of the underlying fund. An underlying fund may chose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

Emerging Markets Risk. Emerging market securities bear most foreign exposure risks discussed below under "Foreign Exposure Risk." In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, an underlying fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Equity Funds Risk. The underlying equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time.


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Foreign Exposure Risk. Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

      o Currency Risk. The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

      o Political/Economic Risk. Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on an underlying fund's foreign investments.

      o Regulatory Risk. Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk. In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, an underlying fund may not recoup fully its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met.

High Yield Securities Risk. Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish an underlying fund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, an underlying fund may incur additional expenses if a holding defaults and an underlying fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the underlying fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.


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Illiquid Investments Risk. Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, an underlying fund may have to accept a lower price or may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may have an impact on returns of the underlying fund. Illiquid investments also may be subject to valuation risk.

Income Funds Risk. The underlying bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases.

Index Funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of the securities that are heavily weighted in an index change, you can expect a greater risk of loss than may be the case if a fund were not fully invested in such securities.

Initial Public Offerings Risk. Certain underlying funds may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes an underlying fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk. Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Issuer Risk. The value of a security (in the case of the Money Market Fund) or of the securities of the underlying funds may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Management Risk. The underlying funds and the Money Market Fund are subject to management risk because they are actively managed investment portfolios. The respective advisers and portfolio managers will apply investment techniques and risk analyses in making investment decisions for the underlying funds and the Money Market Fund, but there can be no guarantee that these will produce the desired results.


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Money Market Risk. Although money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund. A money market funds' yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on a money market fund's investments could cause the money market fund's share price to decline below $1.00.

Municipal Obligations Risk. Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured and guarantee the timely payment of interest and repayment of principal.

Non-Diversification Risk. A non-diversified underlying fund, such as the GEI Premier Growth Equity Fund, may invest in securities of a limited number of issuers to achieve a potentially greater investment return than an underlying fund that invests in a larger number of issuers. As a result, price movements of a single issuer's securities will have a greater impact on such underlying fund's net asset value causing it to fluctuate more than that of a more widely diversified underlying fund.

Not FDIC Insured. An investment in the underlying funds or the Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Turnover. Portfolio turnover of an underlying fund may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the affected underlying funds. Underlying funds that may have higher portfolio turnover rates include the GEI Income Fund and the GEI Total Return Fund.

Prepayment Risk. Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. An underlying fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the underlying fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Real Estate Securities Risk. The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.


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REIT-Specific Risk. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. For example, because the GEI Real Estate Securities Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

Repurchase and Reverse Repurchase Agreements Risk. An underlying fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the underlying fund seeks to assert its rights. The underlying fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by an underlying fund may decline below the price of the securities the underlying fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk. Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by an underlying fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

Stock Market Risk. Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising or may not perform as well as the market in general. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see "Foreign Exposure Risk" above.

Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An underlying fund may underperform other funds that employ a different style. An underlying fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.


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      o     Growth Investing Risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

      o Mid-Cap Company Risk. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

      o Small-Cap Company Risk. Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

      o Value Investing Risk. Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds typically will underperform when growth investing is in favor.

Temporary Defensive Positions. Under normal circumstances, each underlying fund may hold cash and/or money market instruments (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. An underlying fund (other than the GEI S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold cash and cash equivalents (i.e., highly liquid and highly rated instruments such as commercial paper and bank deposits) and/or invest in money market instruments (i.e., short-term debt securities of the U.S. Government, banks and corporations), or (ii) restrict the securities markets in which an underlying fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the underlying fund's investment objective and strategies. Each underling fund, other than the underlying money market funds, may invest in money market instruments directly or indirectly through investment in money market mutual funds. To the extent that an underlying fund, other than an underlying money market fund, holds cash or invests in money market instruments, it may not achieve its investment objective.


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U.S. Government Securities Risk. U.S. Government securities are securities that are issued and guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required by law to do so.

Valuation Risk. Portfolio securities of the underlying funds may be valued using "fair value" techniques, rather than market quotations, under certain circumstances. Any fair value techniques and the circumstances of their use are approved by the board of the affected underlying fund(s). The fair value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that an underlying fund could sell a portfolio security for the fair value established for it at any time.


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Account Policies

The Trust does not offer its shares of beneficial interest directly to the general public. The Trust currently offers its shares of beneficial interest (other than the Class Y shares of the Money Market Fund) to separate accounts (the "Accounts") of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance contracts (together, "variable contracts") issued through the Accounts by such life insurance companies and may offer its shares to qualified pension and profit sharing plans. Some of the Accounts currently are registered investment companies with the SEC. Certain of those life insurance companies may be affiliates of the Trust or of GEPAM. When shares of the Trust are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this Prospectus. When shares of the Trust are offered as a funding vehicle for those variable contracts that are offered through an Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this Prospectus. The Trust may, in the future, offer its shares of beneficial interest directly to qualified pension and retirement plans outside the separate account context.

Shares of each Fund (other than the Class Y shares of the Money Market Fund) are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of certain of such subaccounts are invested in the shares of each Fund. The Accounts purchase and redeem shares of the Funds for their subaccounts at a net asset value without sales or redemption charges.

The Trust has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of each Fund. In the event that the Trust offers shares of the Funds to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Trust's current participation agreements (which do not differ materially from one another).

For each day on which each Fund's net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to each Fund any orders to purchase or redeem its shares based on the instructions of plan trustees or participants. The Account purchases and redeems shares of a Fund at the Fund's net asset value per share calculated as of the day the Fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed will be made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

The use of a Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in tax treatment and other considerations, a potential for certain conflicts exists (i) between the interests of variable annuity contract owners and variable life insurance contract owners and (ii) between the interests of owners of variable contracts and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors are invested in a Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. For example, a violation of the federal tax laws by one variable contract investing in a Fund could cause the contracts funded through another variable contract to lose their tax-deferred status, unless remedial action was taken. The Trust currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Trustees of the Trust will monitor the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Trust will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of another fund for those of the Fund. This might force the Fund to sell its portfolio securities at a disadvantageous price.


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Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Funds are not appropriate for "market timing" or other types of frequent or short-term trading ("disruptive trading"). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of a Fund's investment portfolio. Accordingly, the Trust has adopted, and the Board has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Trust reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

The Funds are offered through insurance company sponsors that establish an "omnibus" account with each Fund. Because the Funds do not receive information on the trading activity of the underlying Accounts, the Funds and the Distributor must rely on the insurance company sponsor to identify and deter particular variable contract owners engaged in disruptive trading. The insurance company sponsors of each Account has informed us that they have policies and procedures to identify and deter disruptive trading by its variable contract owners. While the Trust will seek assurance from the insurance company sponsors that such policies and procedures will be effectively enforced, the Funds and the Distributor do not control the insurance company sponsor's enforcement of those policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading. In addition, the policies and procedures of an insurance company sponsor could differ materially from each other.

Each Fund reserves the right to reject any purchase or exchange order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.


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Account Policies

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Funds from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Funds has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect a Fund's performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may: (1) require a Fund (other than the Money Market Fund) to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing it to forgo gains in a rising market; (2) require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemption requests; (3) disrupt a Fund's (other than the Money Market Fund's) ability to trade in shares of an underlying fund, due to the disruptive trading policy of the underlying fund; and (4) increase brokerage commissions and other portfolio transaction expenses by causing a Fund to purchase and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities (directly or indirectly through underlying funds that invest in such securities) may be particularly susceptible to disruptive trading because investors attempting to engage in "time zone" arbitrage, a trading strategy that exploits the fact that the closing prices or many foreign securities are established some time before the Funds calculate their own share value (typically 4:00 p.m. Eastern Time). Funds that invest significantly in high yield securities or small capitalization equity securities (directly or indirectly through underlying funds that invest in such securities) may be particularly susceptible to disruptive trading because of investors attempting to engage in "liquidity" arbitrage, a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with efficient management of a Fund's portfolio to an even greater degree than other types of disruptive trading and, if successful, will dilute the value of Fund shares held by other investors.

Special Compensation Arrangements

GEPAM and/or the Funds' principal underwriter, Capital Brokerage Corporation ("CBC"), may pay amounts, from their own resources, to insurance companies whose separate accounts invest in shares of the Funds or to distributors of variable contracts, for selling or servicing Fund shares. Insurance companies that receive these payments may be affiliated with GEPAM and/or CBC. These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.

Account Policies

GEPAM, CBC and/or their affiliates also may pay amounts from their own resources to financial consultants for products and/or services such as: (1) performance analytical software; (2) attendance at, or sponsorship of, professional conferences; (3) product evaluations and other types of investment consulting; and (4) asset-liability studies and other types of retirement plan consulting. GEPAM, CBC and/or their affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment. These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Funds as investment options under variable contracts.

GEPAM does not direct the Funds' portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with the Funds' portfolio transactions in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GEPAM may have a conflict of interest in promoting the Funds rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of a Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of a Fund differ from the interests of the Trust's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

Plan Participant Voting Rights

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans.

Account Policies

Calculating Net Asset Value

Net asset value per share ("NAV") of each of the Funds of Funds is calculated based on the reported net asset values of the various underlying funds in which the Funds of Funds invest. The NAV per share for each Fund of Funds is determined by adding the value of the Fund of Funds' investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of the Fund of Funds' outstanding shares.

The NAV of each of the underlying funds and the Money Market Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day the NYSE is open, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the Statement of Additional Information. The NAV per share for an underlying fund and the Money Market Fund is determined by adding the value of such fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of such fund's outstanding shares.

Each underlying fund's portfolio securities are valued generally on the basis of market quotations. Foreign securities generally are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services based on a computerized matrix system, which considers market transactions and dealer-supplied valuations. Valuations of municipal obligations are based on prices supplied by a qualified municipal pricing service. When quoted, bid prices for municipal obligations are readily available and representative of the bid side of the market, those instruments are valued at the mean between the quoted bid prices and quoted asked prices. Because the markets for certain securities close shortly after the NYSE closes, an underlying fund may use the prices or values determined after that closing time such as for some exchange traded funds ("ETFs") traded on the American Stock Exchange (or any other exchange) and exchange traded index futures contracts and options, which normally close trading as 4:15 p.m. Eastern time.

The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

Investments of the underlying funds or the Money Market Fund initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an underlying fund's or the Money Market Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Account Policies

Short-term securities held by an underlying fund with remaining maturities of sixty days or less are valued on the basis of amortized cost or original cost plus accrued interest. An underlying fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last traded bid price. The value of the portfolio securities held by the Money Market Fund or an underlying fund may change on days when shareholders of those will not be able to purchase or redeem shares of the Money Market Fund or the underlying funds.

If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the underlying funds' board of directors that are designed to establish its "fair" value. The fair value procedures may be used to value any investment of any underlying fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. An underlying fund's investment adviser may also separately monitor portfolio securities and, consistent with the underlying funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which an underlying fund could sell the affected portfolio security.

Management

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the Trust supervises the Funds' business affairs. The Board approves all significant agreements between the Funds and their service providers.

ABOUT THE INVESTMENT ADVISER AND THE SUB-ADVISERS

The Investment Adviser. GEPAM is Adviser to all of the Funds and is located at 16501 Ventura Blvd., Suite 201, Encino, CA 91436-2007. As investment adviser to the Funds, GEPAM is responsible for:

      o managing the day-to-day operations and business activities of the Funds;

      o managing the Funds' portfolios according to their investment goals and strategies;

      o determining the level and nature of the downside protection desired for the Funds;

      o evaluating and selecting a qualified investment sub-adviser to manage the Fund's assets according to its investment goal and strategies, when applicable; and

      o     providing office space and equipment.

GEPAM, a registered investment adviser, managed approximately $3 billion in assets as of August 1, 2005.

GEPAM is a wholly-owned, indirect subsidiary of Genworth Financial, Inc. ("Genworth"). Genworth, a majority-owned, indirect subsidiary of General Electric Company, is a family of investment and insurance companies dedicated to helping financial advisors and consumers in the creation, preservation, and protection of personal wealth. Headquartered in Richmond, Virginia, Genworth operates in 17 countries.

Investment Adviser Management Fees. Each Fund pays GEPAM an investment management fee at the annual rate of [___]% (based on a percentage of the Fund's average daily net assets).

The Sub-Adviser to the Asset Allocation Funds. XYZ Co acts as sub-adviser to the Asset Allocation Funds. XYZ Co is located at [_____________________]. As sub-adviser to the Asset Allocation Funds, XYZ Co is responsible for managing the investment activities of the Asset Allocation Funds according to their respective investment goals and strategies.

Organized in [_________], XYZ Co provides [___________________________] services to [________________]. XYZ Co is a registered investment adviser and managed approximately $[______________] in assets as of [_______________].

The Sub-Adviser to the Money Market Fund. ABC Adviser acts as Sub-Adviser to the Money Market Fund and is located at [_______________________]. As sub-adviser to the Money Market Fund, ABC Adviser is responsible for managing the investment activities of the Money Market Fund according to its investment goals and strategies.

Management

Organized in [_________], ABC Adviser provides investment management and advisory services to [_______________________________]. ABC Adviser, a
registered investment adviser, managed approximately $[______________] in assets as of [_______________].

Sub-Advisory Fees. GEPAM pays a fee to XYZ Co at an annual rate of 0.___% of the average daily net assets of each Asset Allocation Fund for its services as sub-adviser to the Asset Allocation Funds. GEPAM pays a fee to ABC Adviser at an annual rate of 0.___% of the average daily net assets of the Money Market Fund for its services as sub-adviser to the Money Market Fund.

MEET THE PORTFOLIO MANAGERS

The Funds' portfolio managers are primarily responsible for the day-to-day management of the investments of the Funds. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of shares of the Funds, if any.

Asset Allocation Funds

[_________________]

Total Return Fund

The advisory committee described below is primarily responsible for the day-to-day management of the Total Return Fund. Each team member performs research, and team members meet and make investment decisions in a collaborative effort. All team members are CFA charterholders.

Robert A. Brown, Senior Vice President of GEPAM and Managing Director of Investment Strategies, serves as the team leader and is responsible for setting and implementing each Fund of Fund's investment strategy. Prior to joining GEPAM in September 2000, Dr. Brown was a Senior Vice President of Capital Professional Advisors, Inc., from January 2000 through August 2000, where he was involved in the development and management of separate account advisory programs. Dr. Brown also manages equity and mutual fund investments for separate accounts and the GE Contra Fund.

Ronald J. Rough, Vice President of GEPAM and Director of Portfolio Management, has been with GEPAM since September 1995. Mr. Rough has been the Director of Portfolio Management for GEPAM since February 2000. Prior to joining GEPAM, Ron was Director of Portfolio Management for Schabacker Investment Management from March 1993 through September 1995. Mr. Rough also manages equity and mutual fund investments for separate accounts and the GE Contra Fund.

Timothy B. Knepp, Vice President of GEPAM and Director of Manager Due Diligence & Research, has been with GEPAM since 2003. Prior to joining GEPAM, from June 1994 through December 2002, Mr. Knepp was a Principal of Palm Group, a consulting group which performed public and private equity due diligence and provided corporate finance consulting. Mr. Knepp also manages equity and mutual fund investments for separate accounts and the GE Contra Fund.

Management

Money Market Fund

[_________________]

Other Fund Information

[To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe that they are members of the same family. If you would like to receive separate mailings, please call ______________ and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please ________________ and sign up for electronic delivery.]

[If you have any questions or need additional information, please write to the Funds at __________________________ or call __________.]

DISTRIBUTION PLAN

Each Fund has adopted a distribution and service plan pursuant to Rule 12b-1 applicable to the shares of the Funds of Funds and the Class X shares of the Money Market Fund that allows it to pay distribution fees for the sale and distribution of shares of the Funds. The Trust may pay insurance companies or others, out of the assets attributable to the shares of the Funds of Funds and the Class X shares of the Money Market Fund, for activities primarily intended to result in the sale of shares of the Funds of Funds or the Class X shares of the Money Market Fund or variable contracts offering those shares. These fees are paid out of the assets of the respective Fund or class on an on-going basis. As a result, over time, these fees will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

PORTFOLIO HOLDINGS DISCLOSURE

GEPAM has adopted policies and procedures to protect the Funds' portfolio information and to prevent the misuse of that information by a third party. GEPAM limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds' policies and procedures relating to the disclosure of portfolio holdings is available in the Funds' Statement of Additional Information.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund of Funds intends to distribute substantially all of its net investment income annually. The Money Market Fund intends to accrue dividends daily and pay them out monthly. Each Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by it are reinvested in shares of the Fund at the Fund's net asset value.

TAXES

For federal income tax purposes, each Fund is treated as a separate entity from the Trust's other Funds. Each Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Other Information

Since the Accounts are the only shareholders of the Funds, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

FINANCIAL HIGHLIGHTS

Because the Funds have been in operation for less than a full year, no financial highlights have been provided.

Appendix A: Underlying Funds

The following is a brief description of the principal investment policies of each of the underlying funds that are not otherwise described in this Prospectus. Each of the underlying funds listed below are series of GE Investments Funds, Inc. A more complete description of these underlying funds may be found in their prospectuses.

EQUITY FUNDS

GEI Mid-Cap Equity Fund

The GEI Mid-Cap Equity Fund's investment objective is long-term growth of capital and future income. The Mid-Cap Equity Fund invests at least 80% of its net assets in equity securities of mid-cap companies under normal market conditions. The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization that falls between (a) the lower of the bottom of the Russell MidCap Index or $1 billion and (b) the greater of the top of the Russell MidCap Index or $13 billion. As of December 31, 2004, the market capitalization of companies in the Russell MidCap Index ranged from $205 million to $32.1 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund. The portfolio manager seeks to identify companies with characteristics such as: (1) above-average revenue and earnings growth; (2) attractive products or services; (3) financial strength; (4) strong competitive positions within their industries; (5) high quality management focused on generating shareholder value; and (6) reasonable valuation. The portfolio manager also seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company's profitability. Examples of these catalysts are: (1) new management; (2) industry consolidation; and (3) change in the company's fundamentals. The Fund also may invest to a lesser extent in foreign securities, and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

GEI Premier Growth Equity Fund

The GEI Premier Growth Equity Fund's investment objective is long-term growth of capital and future income rather than current income. The Premier Growth Equity Fund invests at least 80% of its net assets in equity securities under normal market conditions. The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund. The portfolio manager seeks to identify securities of companies with characteristics such as: (1) above-average annual growth rates; (2) financial strength; (3) leadership in their respective industries; and (4) high quality management focused on generating shareholder value. The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

GEI Real Estate Securities Fund

The GEI Real Estate Securities Fund's investment objective is maximum total return through current income and capital appreciation. The Real Estate Securities Fund invests at least 80% of its net assets in equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, under normal market conditions. The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The Fund does not invest directly in real estate. The portfolio manager considers an issuer to be "principally engaged in" or "principally related to" the real estate industry if at least 50% of its assets (marked-to-market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs, mortgage REITs, real estate brokers and developers, companies that manage real estate and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. The Fund also may invest to a lesser extent in equity securities and debt securities of issuers outside the real estate industry as well as foreign securities. The Fund also may invest in high yield securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

Appendix A: Underlying Funds

GEI S&P 500 Index Fund

The GEI S&P 500 Index Fund's investment objective is growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500 Index"). The S&P 500 Index Fund invests at least 80% of its net assets in equity securities of companies contained in the S&P 500 Index.* The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The portfolio manager seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between its total return and that of the S&P 500 Index of at least .95, without taking expenses into account. The portfolio manager uses a passive management approach to select a representative group of stocks within the S&P 500 Index. The portfolio manager also may use statistical selection to determine which securities within the S&P 500 Index to purchase or sell for the Fund. The Fund generally will hold all the securities that comprise the S&P 500 Index, and, in some cases, the Fund's weightings in particular industry segments represented in the S&P 500 Index may differ significantly from those of the S&P 500 Index. The Fund also may invest to a lesser extent in debt securities, foreign securities and other securities that are not in the S&P 500 Index. Except for debt securities, which are used to manage cash flows, all securities held by the Fund are acquired to fulfill its investment objective. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

* "S&P 500" is a registered service mark of Standard & Poor's corporation, which does not sponsor and is no way affiliated with the Fund.

GEI Small-Cap Value Equity Fund

The GEI Small-Cap Value Equity Fund's investment objective is long-term growth of capital. The Small-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000(R) Index ("Russell 2000 Index"). As of December 31, 2004 the market capitalization of companies in the index ranged from $10.75 million to $3.62 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index or because the index capitalization range changes. Stock selection is key to the performance of the Fund. The portfolio managers seek to identify securities of companies with characteristics such as: (1) high quality management; (2) attractive products or services; (3) appropriate capital structure; (4) strong competitive positions in their industries; and (5) management focused on generating shareholder value. The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's small-cap range, debt securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

Appendix A: Underlying Funds

GEI Total Return Fund

The GEI Total Return Fund's investment objective is the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Total Return Fund invests primarily in a combination of equity securities and investment-grade debt securities. The portfolio managers follow an asset allocation process established by GEAM's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. equity securities, debt securities and foreign securities based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers. The portfolio managers seek to identify equity securities of companies with characteristics such as:
(1) strong earnings growth; (2) attractive prices; (3) a presence in successful industries; and (4) high quality management. The portfolio managers seek to identify debt securities with characteristics such as: (1) attractive yields and prices; (2) the potential for capital appreciation; and (3) reasonable credit quality. The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years but is subject to no limitations with respect to the maturities of the instruments in which it may invest. The Fund may also invest to a lesser extent in high yield securities. The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

GEI U.S. Equity Fund

The GEI U.S. Equity Fund's investment objective is long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal market conditions. The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The portfolio managers use a Multi-Style(R) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the S&P 500 Index, including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund. Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as: (1) attractive valuations; (2) financial strength; and (3) high quality management focused on generating shareholder value. The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

Appendix A: Underlying Funds

GEI Value Equity Fund

The GEI Value Equity Fund's investment objective is long-term growth of capital and future income. The Value Equity Fund invests at least 80% of its net assets in equity securities under normal market conditions. The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. The portfolio manager employs a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other value investing approaches that focus on low stock prices and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. Stock selection is key to the performance of the Fund. The portfolio manager seeks to identify securities of companies with characteristics such as:
(1) low prices in relation to their peers and the overall market; (2) the potential for long-term earnings growth; (3) above average dividend yields; (4) expectation of income in future periods; (5) strong management; (6) financial strength; (7) attractive upside potential and limited downside risk; or (8) a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management. The Fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio manager may use various investment techniques to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

FIXED INCOME FUNDS

GEI Income Fund

The GEI Income Fund's investment objective is Maximum income consistent with prudent investment management and the preservation of capital. The Income Fund invests at least 80% of its net assets in debt securities under normal market conditions. The Fund's 80% investment policy may be changed by the Fund's Directors on 60 days' notice to shareholders. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest. The portfolio managers seek to identify debt securities with characteristics such as: (1) attractive yields and prices; (2) the potential for capital appreciation; and (3) reasonable credit quality. The Fund also may invest to a lesser extent in asset-backed securities, high yield securities and foreign debt securities. The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

Appendix A: Underlying Funds

MONEY MARKET FUNDS

GEI Money Market Fund

The GEI Money Market Fund's investment objective is a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests primarily in short-term, U.S. dollar-denominated money market instruments. The Fund's investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits. The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the weighted average maturity of the Fund's portfolio to 90 days or less. All of the Fund's assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 95% of its assets must be rated in the highest rating category (or its unrated equivalent) by a nationally recognized statistical rating organization.

For More Information

More information about the Funds is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

These reports include financial statements, portfolio investments and detailed performance information. The annual report also provides a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year and includes the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Funds and their investments. A current SAI has been filed with the SEC and is incorporated by reference (is legally considered part of this Prospectus). Please contact the Trust to obtain more information about the Funds, inquire about your account or request a free copy of the current annual/semi-annual report or SAI:

      o     By telephone:     800-[238-0810]
      o     By mail:          Genworth Financial Series Trust
                              16501 Ventura Blvd., Suite 201
                              Encino, CA 91436-2007

You may visit the SEC's Internet Website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies of this information by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending your request electronically at public.info@sec.gov. You may review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the public reference room, call the SEC at 202-942-8090.

This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.

--------------------------------------------------------------------------------
Investment Adviser:                          Distributor:
GE Private Asset Management, Inc.            Capital Brokerage Corporation
16501 Ventura Blvd., Suite 201               3001 Summer Street
Encino, CA 91436-2007                        P.O. Box 120031
                                             Stamford, CT 06912-0041

Sub-Adviser to the Asset Allocation Funds:   Custodian:
___________________                          State Street Bank and Trust Company
___________________                          225 Franklin Street
___________________                          Boston, MA 02101

Sub-Adviser to the Money Market Fund:        Independent Registered Public
___________________                            Accounting Firm:
___________________                          ___________________
___________________                          ___________________
                                             ___________________

Administrator:                               Counsel:
Integrated Fund Services, Inc.               Dechert LLP
P.O. Box 5354                                200 Clarendon Street, 27th Floor
Cincinnati, OH 45201-5354                    Boston, MA 02116-5021

Transfer Agent:
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

                                   Investment Company Act File No: 811-_________

                         GENWORTH FINANCIAL SERIES TRUST

                       Genworth Financial Aggressive Fund
                  Genworth Financial Moderately Aggressive Fund
                        Genworth Financial Moderate Fund
                 Genworth Financial Moderately Conservative Fund
                      Genworth Financial Conservative Fund
                      Genworth Financial Total Return Fund
                      Genworth Financial Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 2005

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for Genworth Financial Series Trust (the "Trust") dated _____________, 2005, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus. The Trust currently has seven managed portfolios: Genworth Financial Aggressive Fund, Genworth Financial Moderately Aggressive Fund, Genworth Financial Moderate Fund, Genworth Financial Moderately Conservative Fund, Genworth Financial Conservative Fund, Genworth Financial Total Return Fund, and Genworth Financial Money Market Fund (each a "Fund" and, collectively, the "Funds"). Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus and information regarding the Funds' current performance and the status of shareholder accounts may be obtained by calling the Trust at (800) 238-0810 or by writing to the Trust at 16501 Ventura Blvd., Suite 201, Encino, CA 91436-2007.

CONTENTS

Organization of the Trust
Investment Goal and Policies
Management of the Trust
Additional Purchase and Redemption Information
Exchange Privilege
Taxes
Other Information
Financial Statements
Appendix--Description of Ratings

ORGANIZATION OF THE TRUST

The Trust is a diversified, open-end, management investment company that was organized as a statutory trust on August 17, 2005 under the laws of the State of Delaware. The Trust's Declaration of Trust authorizes the Trust's Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Fund represents a separate series of shares of beneficial interest. See "Delaware Trust." The Trust currently offers shares in seven series: Genworth Financial Aggressive Fund, Genworth Financial Moderately Aggressive Fund, Genworth Financial Moderate Fund, Genworth Financial Moderately Conservative Fund, Genworth Financial Conservative Fund, Genworth Financial Total Return Fund, and Genworth Financial Money Market Fund.

Each Fund (other than the Genworth Financial Money Market Fund) is a "Fund of Funds" (and, collectively, the "Funds of Funds") that may invest in varying amounts in the following mutual funds (each an "Underlying Fund" and, together, the "Underlying Funds"):

GEI Income Fund                            GEI Small-Cap Value Equity Fund
GEI Mid-Cap Equity Fund                    GEI Total Return Fund
GEI Money Market Fund                      GEI U.S. Equity Fund
GEI Premier Growth Equity Fund             GEI Value Equity Fund
GEI Real Estate Securities Fund            Genworth Financial Money Market Fund
GEI S&P 500 Index Fund

Each Fund of Funds has only one class of shares. The Genworth Financial Money Market Fund has two classes of shares: Class X shares and Class Y shares. As discussed in the Prospectus and below under "THE TRUST," shares of the Funds of Funds and Class X shares of the Genworth Financial Money Market Fund are available for purchase by separate accounts of various life insurance companies and potentially by qualified pension and profit sharing plans. Class Y shares of the Genworth Financial Money Market Fund are only available for purchase by the Funds of Funds.

GE Private Asset Management, Inc. ("GEPAM" or the "Adviser") serves as investment adviser to the Funds. XYZ Company ("XYZ Co") serves as sub-adviser to the Genworth Financial Aggressive Fund, the Genworth Financial Moderately Aggressive Fund, the Genworth Financial Moderate Fund, the Genworth Financial Moderately Conservative Fund, and the Genworth Financial Conservative Fund (collectively, the "Asset Allocation Funds"). ABC Adviser Co ("ABC Adviser") serves as sub-adviser to the Genworth Financial Money Market Fund.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The investment objective, principal investment strategies and risks of each Fund are set forth in the Prospectus. There are no assurances that a Fund will achieve its investment objective.

Each of the Funds (other than the Genworth Financial Money Market Fund) invests in various Underlying Funds, which in turn invest in a variety of portfolio securities. The Genworth Financial Money Market Fund is itself an Underlying Fund, offering its Class Y shares to the Funds of Funds. Additional information concerning the characteristics of certain of the Underlying Funds' investments and the risks associated with such investments is set forth below.

GEI Money Market Fund Investments. The GEI Money Market Fund limits its portfolio investments to securities that its board determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the GEI Money Market Fund. "Eligible Securities" means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (2) one NRSRO, if only one NRSRO has issued such a rating at the time that the GEI Money Market Fund acquires the security. Currently, four organizations are NRSROs: S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc., and Dominion Bank Ratings Service Limited. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the GEI Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

The GEI Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the GEI Money Market Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, "Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The GEI Money Market Fund may invest more than 5% (but not more than 25%) of the then-current value of the GEI Money Market Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the GEI Money Market Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by the GEI Money Market Fund's investment adviser in accordance with procedures established by the GEI Money Market Fund's Board. The GEI Money Market Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 20% of the GEI Money Market Fund's total assets may be invested in foreign debt securities, excluding, for purposes of this limitation, ADRs and securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq SmallCap Market. The GEI Money Market Fund does not regard as a foreign security an Eligible Security issued by an issuer organized in the United States, even if affiliated with a foreign entity, or a dollar denominated Eligible Security issued by a foreign bank, with a branch in the United States. The GEI Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the GEI Money Market Fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The GEI Money Market Fund also may hold liquid 144A Securities (see "Restricted Securities and Other Illiquid Investments").

Money Market Instruments. The types of money market instruments in which each Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may invest directly or indirectly through its investment in the GEI Short-Term Investment Fund (the "Investment Fund"), described below, are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Underlying Funds (other than the GEI Money Market Fund and the Genworth Financial Money Market Fund) and other accounts advised by the Underlying Fund's investment adviser. The Investment Fund invests exclusively in the money market instruments described in (i) through (vii) above. The Investment Fund is advised by GEAM. No advisory fee is charged by GEAM to the Investment Fund, nor will an Underlying Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. Each Underlying Fund, other than the GEI Money Market Fund, may invest up to 25% of its assets in the Investment Fund.

Each of the Underlying Funds may invest in the following types of Government
Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Federal Deposit Insurance Corporation ("FDIC"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Underlying Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Underlying Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, an Underlying Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the Underlying Fund's investment adviser determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Underlying Fund.

Each Underlying Fund, other than the GEI Money Market Fund, may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by an Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may be rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in the Appendix. At no time will the investments of an Underlying Fund, other than the GEI Money Market Fund or the Genworth Financial Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Underlying Fund's total assets.

Temporary Defensive Positions. During periods when the investment adviser to the Underlying Funds believes there are unstable market, economic, political or currency conditions domestically or abroad, the investment adviser to the Underlying Funds may assume, on behalf of an Underlying Fund (other than the GEI S&P 500 Index Fund), a temporary defensive posture and (i) without limitation hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which the Underlying Fund's assets are invested by investing those assets in securities markets deemed by the investment adviser to the Underlying Funds to be conservative in light of the Underlying Fund's investment objective and policies. Under normal circumstances, each Underlying Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Underlying Fund's investment objective and policies and to meet operating expenses. An Underlying Fund may also hold cash and/or invest in money market instruments under circumstances where the liquidation of an Underlying Fund has been approved by the Board and therefore, investments in accordance with the Underlying Fund's investment objective and policies would no longer be appropriate. To the extent that an Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective. For temporary defensive purposes, the GEI Premier Growth Equity Fund may invest in fixed income securities without limitation.

Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

Debt Instruments. A debt instrument held by an Underlying Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in an Underlying Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of an Underlying Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Underlying Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such an Underlying Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Underlying Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Underlying Fund's investment adviser as initial criteria for the selection of portfolio securities on behalf of the Underlying Fund, the Underlying Fund's investment adviser also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Underlying Fund. Although neither event will require the sale of the securities by an Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, the investment adviser to the Underlying Funds will consider the event in its determination of whether the Underlying Fund should continue to hold the securities. In the event the rating of a security held by the GEI Money Market Fund or the Genworth Financial Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the GEI Money Market Fund or the Genworth Financial Money Market Fund, as applicable, will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Board determines that disposal of the security would not be in the best interests of the GEI Money Market Fund or the Genworth Financial Money Market Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Underlying Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Below Investment-Grade Debt Securities. Certain Underlying Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as "junk bonds"). Below investment-grade and comparable unrated securities (collectively referred to as "below investment-grade" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An Underlying Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Underlying Fund's ability to obtain accurate market quotations for purposes of valuing the securities held by an Underlying Fund and calculating the Underlying Fund's net asset value.

Zero Coupon Obligations. Certain Underlying Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for Federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the Underlying Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Underlying Fund otherwise would not have done so. To the extent these Underlying Funds are required to liquidate thinly traded securities, the Underlying Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

Structured and Indexed Securities. Certain Underlying Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Underlying Funds will bear the market risk of the reference instrument.

Asset-Backed and Receivable-Backed Securities. Certain Underlying Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARs(SM)") and interests in pools of credit card receivables. CARs(SM) represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Funds' investment objective and policies and subject to the review and approval of the Board, these Funds may also invest in other types of asset-backed and receivable-backed securities.

Mortgage Related Securities. Certain Underlying Funds may invest in mortgage related securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Underlying Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned corporation charted by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The investment adviser to the Underlying Funds assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayments of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, an Underlying Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Underlying Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income-securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Government Stripped Mortgage Related Securities. Certain Underlying Funds may invest in government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either period principal distributions ("principal-only" or "PO") or interest distributions ("interest-only" or "IO") on mortgage related certificates issued by GNMA, FHLMC or FNMA. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Underlying Fund's investment adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by the government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds, not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of characteristics of the principal portion to which they relate.

Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade in a government stripped mortgage related security at a desired time. These Underlying Funds will acquire government stripped mortgage related securities only if a secondary market exists for the securities at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FHLMC and FNMA mortgage certificates that meet certain liquidity criteria established by the Underlying Funds' board or directors or trustees, the Underlying Fund treats government stripped mortgage related securities as illiquid and will limit each of these Funds' investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Adjustable Rate Mortgage-Related Securities. Certain Underlying Funds may invest in adjustable rate mortgage related securities. Adjustable rate mortgage related securities ("ARMs") have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds' net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized Mortgage Obligations. Certain Underlying Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which an Underlying Fund invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

GNMA Certificates. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. GNMA guarantees the timely payment of principal and interest of each mortgage in the pool and its guarantee is backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of GNMA Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate.

Mortgage Dollar Rolls. Certain Underlying Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage "dollar rolls" in which the Underlying Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Underlying Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Underlying Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the ability of the Underlying Funds' investment adviser to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Underlying Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Repurchase and Reverse Repurchase Agreements. Each Underlying Fund may engage in repurchase agreement transactions with respect to instruments in which the Underlying Fund is authorized to invest. The Underlying Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, an Underlying Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Underlying Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Underlying Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Underlying Fund's holding period. The value of the securities underlying a repurchase agreement of an Underlying Fund are monitored on an ongoing basis by the Underlying Fund's investment adviser to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The investment adviser to the Underlying Funds also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which an Underlying Fund enters into repurchase agreements.

Certain Underlying Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by an Underlying Fund, involves a sale by the Underlying Fund of securities that it holds concurrently with an agreement by the Underlying Fund to repurchase the same securities at an agreed upon price and date. An Underlying Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Underlying Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to an Underlying Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Company's custodian or a designated sub-custodian.

An Underlying Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Underlying Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Underlying Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Underlying Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained by an Underlying Fund may decline below the price of the securities the Underlying Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, an Underlying Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Underlying Fund's obligation to repurchase the securities

Restricted Securities and Other Illiquid Investments. The investment adviser to the Underlying Funds is responsible for determining the value and liquidity of investments held by each Underlying Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The GEI S&P 500 Index Fund, GEI Money Market Fund, GEI Total Return Fund and Genworth Financial Money Market Fund will each not purchase or otherwise acquire any investment, if as a result, more than 10% of its net assets (taken at current value) would be invested in illiquid investments. The GEI Income Fund, GEI U.S. Equity Fund, GEI Premier Growth Equity Fund, GEI Real Estate Securities Fund, GEI Value Equity Fund, GEI Mid-Cap Equity Fund and GEI Small-Cap Value Equity Fund will each not purchase or otherwise acquire any investment, if as a result, more than 15% of its total assets (taken at current value) would be invested in illiquid investments. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act").

The GEI Income Fund, GEI U.S. Equity Fund, GEI Premier Growth Equity Fund, GEI Real Estate Securities Fund, GEI Value Equity Fund, GEI Mid-Cap Equity Fund and GEI Small-Cap Value Equity Fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and that are determined to be liquid by the Board or by the adviser under board-approved procedures. Such guidelines would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, an Underlying Fund's holdings of those securities may become illiquid. Purchases by these Underlying Funds of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the 1933 Act also may be liquid even though they are restricted.

Rule 144A Securities. Certain Underlying Funds may purchase Rule 144A securities. Certain Rule 144A securities may be considered illiquid and therefore subject to an Underlying Fund's limitation on the purchase of illiquid investments, unless the Underlying Fund's Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A securities. An Underlying Fund's purchase of Rule 144A securities could have the effect of increasing the level of illiquidity in the Underlying Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Underlying Fund. The Underlying Fund's Board has established standards and procedures for determining the liquidity of a Rule 144A security and monitors the implementation of the standards and procedures by the Underlying Fund's investment adviser.

When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, each Underlying Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Underlying Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Underlying Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by an Underlying Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Underlying Fund's when-issued or delayed-delivery purchase commitments will be segregated with the Company's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose an Underlying Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in an Underlying Fund's net asset value.

When an Underlying Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Underlying Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by an Underlying Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Underlying Fund's net assets. Warrants acquired by an Underlying Fund in units or attached to securities may be deemed to be without value.

Foreign Investments. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United Sates and the opportunity to reduce fluctuations in fund value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities (including those dominated in foreign currencies) involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the dollar value of certain portfolio investments. In addition, if the exchange rate for the currency in which an Underlying Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Underlying Fund may have to sell fund securities to obtain sufficient cash to pay such dividends. As discussed below, such techniques also entail certain risks.

Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Fund may endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements or portfolio transactions or loss of certificates for portfolio securities.

In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund are uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to an Underlying Fund due to subsequent declines in value of the portfolio investment or, if the Underlying Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect an Underlying Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

Depositary Receipts. Certain Underlying Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. Each of these Underlying Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Foreign Government Securities. Each of the Underlying Funds may invest in debt obligations of foreign governments or their agencies or instrumentalities, including those with emerging economies or securities markets. Investing in sovereign debt obligations involves risks not present when investing in the debt obligations of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due and the Underlying Funds may have limited recourse in the event of such a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow circumstances, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.

Supranational Agencies. Each Underlying Fund, except the GEI S&P 500 Index Fund, may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank, which was chartered to finance development projects in developing member countries), the European Union, which is a twelve-nation organization engaged in cooperative economic activities and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

Emerging Markets. The GEI Total Return Fund and GEI Income Fund may invest substantial portions of their portfolios in securities of issuers located in countries with emerging economies and/or securities markets. The GEI S&P 500 Index Fund, GEI U.S. Equity Fund, GEI Premier Growth Equity Fund and GEI Mid-Cap Equity Fund may invest up to 5% of their total assets in such securities. These countries are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the funds' investments in those countries and the availability to an Underlying Fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, these Underlying Funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of these Underlying Funds to invest in securities of certain issuers located in those countries.

Currency Exchange Rates. An Underlying Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Underlying Fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may have currency exposure independent of their securities positions, the value of the assets of these Underlying Funds as measured in U.S. dollars may be affected by changes in foreign currency exchange rates. To the extent that an Underlying Fund's assets consist of investments quoted or denominated in a particular currency, the Underlying Fund's exposure to adverse developments affecting the value of such currency will increase.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, an Underlying Fund's net asset value to fluctuate. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also are affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of an Underlying Fund's total assets, adjusted to reflect the Underlying Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Underlying Fund is more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, each Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may engage in some or all of the foreign currency management practices described below. Each also may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the investment adviser to the Underlying Fund, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These Underlying Funds will incur costs in connection with conversions between various currencies.

Certain funds may utilize forward currency transactions such as engaging in a forward foreign currency exchange contract. For example, an Underlying Fund may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to help protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Underlying Fund's securities are or may be denominated. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of securities, but it does establish a rate of exchange that can be achieved in the future.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. Deposits or commissions may be involved, however. The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. At the maturity of a forward contract, an Underlying Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The GEI Income Fund, GEI U.S. Equity Fund and GEI Total Return Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when they enter into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when they anticipate the receipt in a foreign currency of dividend or interest payments on such a security which either holds, the Underlying Funds may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Underlying Funds will attempt to protect themselves against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the investment adviser to an Underlying Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of an Underlying Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of these Underlying Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Underlying Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of an Underlying Fund's foreign assets. Contracts to sell foreign currency could limit any potential gain that might be realized by an Underlying Fund if the value of the hedged currency increases.

The GEI Income Fund, GEI U.S. Equity Fund and GEI Total Return Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The GEI Income Fund, GEI U.S. Equity Fund and GEI Total Return Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if the investment adviser to an Underlying Fund determines that there is a pattern of correlation between the two currencies. The GEI Total Return Fund also may purchase and sell forward contracts to seek to increase total return when its investment adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held by the GEI Total Return Fund.

Each of the Underlying Funds may utilize foreign forward currency exchange contracts to settle non-dollar securities transactions.

The Underlying Funds' custodian will segregate cash or other liquid assets in an amount equal to the value of an Underlying Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Underlying Fund to purchase foreign currencies or forward contracts entered into to seek to increase total return. If the value of the securities so segregated declines, additional cash or liquid assets are segregated on a daily basis so that the value of the account equals the amount of the Underlying Fund's commitments with respect to such contracts. These segregated securities are marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, an Underlying Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

While the GEI Income Fund, GEI U.S. Equity Fund and GEI Total Return Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Therefore, while these Underlying Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Underlying Funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between an Underlying Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Underlying Fund. Such imperfect correlation may cause the Underlying Fund to sustain losses which will prevent the Underlying Fund from achieving a complete hedge or expose the Underlying Fund to risk of foreign exchange loss. Likewise, to the extent that the GEI Total Return Fund enters into forward foreign currency exchange contracts to seek to increase total return, the risk of losses on such contracts due to unanticipated changes in currency prices is greater than it is when such contracts are used to reduce currency exchange rate risk.

As with other kinds of option transactions, however, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. These Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund's position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs. In addition, the GEI Total Return Fund may purchase call or put options on currency to seek to increase total return when its investment adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not being held by the GEI Total Return Fund. When purchased or sold to increase total return, options on currencies are considered speculative.

Interest Rate Swaps, Currency Swaps and Index Swaps. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by an Underlying Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by an Underlying Fund with another party of their respective rights to the return on or increase in value of a basket of securities. Since swaps are individually negotiated, an Underlying Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions entered into for hedging purposes. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Underlying Fund's investment adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of an Underlying Fund would be less favorable than it would have been if swaps were not used.

Credit Default Swaps. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. An Underlying Fund may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Underlying Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying Fund. Credit default swaps involve greater risks than if the Underlying Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.

Lending Portfolio Securities. Each Underlying Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of an Underlying Fund's assets taken at value (20% with respect to GEI S&P 500 Index Fund, GEI Mid-Cap Equity Fund, GEI Total Return Fund, GEI Money Market Fund and GEI Real Estate Securities Fund). The Underlying Fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. If an Underlying Fund lends its portfolio securities, it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing an Underlying Fund's loans of securities are segregated and maintained at all times with the Underlying Fund's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, an Underlying Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral.

If an Underlying Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Underlying Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Underlying Fund must be able to terminate the loan at any time; (4) the Underlying Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (5) the Underlying Fund may pay only reasonable custodian fees in connection with the loan. When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Underlying Fund and where it is feasible to recall the securities on a timely basis, the Underlying Fund's investment adviser may use its reasonable efforts to recall the loaned securities. Each Underlying Fund's investment adviser disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, an Underlying Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Underlying Fund and is acting as a "finder."

Securities of Other Investment Companies. Certain Underlying Funds may invest in investment funds that invest principally in securities in which the Underlying Fund is authorized to invest. Currently, under the 1940 Act, an Underlying Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Underlying Fund's total assets and (c) when added to all other investment company securities held by the Underlying Fund, do not exceed 10% of the value of the Underlying Fund's total assets. Investments by an Underlying Fund (other than the GEI Money Market Fund and the Genworth Financial Money Market Fund) in the Investment Fund are not considered an investment in another investment company for purposes of this restriction. To the extent an Underlying Fund invests in other investment companies, the Underlying Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. Each of the Underlying Funds has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

WEBS and Other Index-Related Securities. Certain Underlying Funds may invest in exchange traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as iShares or Standard & Poor's Depositary Receipts ("SPDRs"). These securities are considered to be investment companies for purposes of each Underlying Fund's investment limitations.

Purchasing Put and Call Options on Securities. Each Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. An Underlying Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, an Underlying Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. An Underlying Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by an Underlying Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. An Underlying Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by an Underlying Fund in closing sale transactions, which are sales by the Underlying Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of an Underlying Fund. In addition, the premiums paid by an Underlying Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Underlying Fund's net assets.

Covered Option Writing. Each Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may write covered put and call options on securities. An Underlying Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Underlying Funds with option-writing authority will write only options that are covered. A call option written by an Underlying Fund will be deemed covered
(1) if the Underlying Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Underlying Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Underlying Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Company's custodian or with a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Underlying Fund's custodian or with a designated sub-custodian, or (2) if the Underlying Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Underlying Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Underlying Fund's custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that an Underlying Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an Underlying Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

So long as the obligation of an Underlying Fund as the writer of an option continues, the Underlying Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Underlying Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Underlying Fund effects a closing purchase transaction. An Underlying Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an Underlying Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

An Underlying Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, an Underlying Fund would purchase, prior to the holder's exercise of an option that the Underlying Fund has written, an option of the same series as that on which the Underlying Fund desires to terminate its obligation. The obligation of an Underlying Fund under an option that it has written would be terminated by a closing purchase transaction, but the Underlying Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Underlying Funds are expected to purchase only call or put options issued by the Clearing Corporation. The investment adviser to the Underlying Funds expects that the Underlying Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Underlying Funds in the over-the-counter market.

An Underlying Fund may realize a profit or loss upon entering into closing transactions. When an Underlying Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Underlying Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When an Underlying Fund has purchased an option and engages in a closing sale transaction, whether the Underlying Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Underlying Fund initially paid for the original option plus the related transaction costs.

Option writing for an Underlying Fund may be limited by position and exercise limits established by U.S. securities exchanges and the NASD, Inc., and by requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, an Underlying Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position. An Underlying Fund will engage in hedging transactions only when deemed advisable by its investment adviser. Successful use by an Underlying Fund of options will depend on its investment adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect an Underlying Fund's performance.

Securities Index Options. In seeking to hedge all or a portion of its investments, each Underlying Fund, other than the GEI Money Market Fund and the Genworth Financial Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Underlying Fund's portfolio. The Underlying Funds with such option writing authority may write only covered options. An Underlying Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index option written by an Underlying Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. An Underlying Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether an Underlying Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by an Underlying Fund of options on securities indices is subject to its investment adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of an Underlying Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although an Underlying Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when its investment adviser desires that an Underlying Fund engage in such a transaction.

Over-the-Counter ("OTC") Options. Certain Underlying Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If an Underlying Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Underlying Fund, the Underlying Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, an Underlying Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when an Underlying Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Underlying Fund originally wrote the option. Although the Underlying Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Underlying Funds, there can be no assurance that an Underlying Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to an Underlying Fund. Until an Underlying Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair an Underlying Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Underlying Fund may be unable to liquidate a dealer option.

Options on Foreign Currencies. Certain Underlying Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Underlying Fund. The Underlying Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by an Underlying Fund are traded on U.S. or foreign exchanges or in the over-the-counter market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the Commodity Futures Trading Commission ("CFTC"). Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counter party default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting an Underlying Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise. Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; an Underlying Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to an Underlying Fund's position, the Underlying Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by either the SEC or CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by
(1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

Futures and Options on Futures. Certain Underlying Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Underlying Fund involved. No Underlying Fund will enter into a transaction involving futures and options on futures for speculative purposes.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The CFTC recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. In connection with the management of the Underlying Funds, the Underlying Fund's investment adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the Underlying Funds are no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The Underlying Funds, however, continue to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that an Underlying Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the Company's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

No consideration is paid or received by an Underlying Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Company's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Underlying Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Underlying Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, an Underlying Fund may elect to close a position by taking an opposite position, which will operate to terminate the Underlying Fund's existing position in the contract.

If an Underlying Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Underlying Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Underlying Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Underlying Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect an Underlying Fund's performance.

Although it is intended that the Underlying Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, an Underlying Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

Municipal Obligations. The term "Municipal Obligations" as used in this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for regular Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular Federal income tax purposes in the opinion of bond counsel to the issuer.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither an Underlying Funds nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Underlying Fund nor its investment adviser can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by an Underlying Fund. In addition, neither the Underlying Fund nor its investment adviser can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Underlying Funds monitor legislative developments and consider whether changes in the objective or policies of an Underlying Fund need to be made in response to those developments. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, an Underlying Fund would treat the security as a permissible taxable money market instrument for the Underlying Fund within the applicable limits set forth in the Underlying Fund's prospectus.

Municipal Leases. Included among Municipal Obligations in which an Underlying Fund may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities ("Municipal Leases") to obtain funds to acquire a wide variety of equipment and facilities.

Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality's agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

Municipal Leases that an Underlying Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by an Underlying Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. An Underlying Fund may acquire unrated issues that the Underlying Fund's investment adviser deems to be comparable in quality to rated issues in which an Underlying Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Underlying Fund's Board.

An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Underlying Fund's investment adviser to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Underlying Fund's investment adviser determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal Leases held by an Underlying Fund may be considered illiquid and therefore subject to an Underlying Fund's limitation on the purchase of illiquid investments, unless the Underlying Fund's Board determines on an ongoing basis that an adequate trading market exists for the Municipal Leases. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Underlying Fund's Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

Floating and Variable Rate Instruments. Certain Underlying Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate. Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Underlying Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit an Underlying Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Underlying Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, an Underlying Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by an Underlying Fund will meet the quality criteria established by the Underlying Fund's investment adviser for the purchase of debt securities. The investment adviser to the Underlying Funds considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Underlying Fund's portfolio.

Participation Interests. Certain Underlying Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Underlying Fund an undivided interest in the Municipal Obligation in the proportion that the Underlying Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by an Underlying Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Underlying Fund's Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. An Underlying Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Underlying Fund's participation interest in the Municipal Obligation, plus accrued interest. Each Underlying Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. An Underlying Fund will invest no more than 5% of the value of its total assets in participation interests.

Municipal Obligation Components. Certain Underlying Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. An Underlying Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and decrease as the Auction Component's rate increase. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Custodial Receipts. Certain Underlying Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described above. Although under the terms of a custodial receipt an Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Short Sales Against the Box. Certain Underlying Funds may sell securities "short against the box." Whereas a short sale is the sale of a security an Underlying Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Underlying Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Borrowing. Certain Underlying Funds may borrow up to 33 1/3% of their total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of an Underlying Fund's net assets. Although the principal of such borrowings will be fixed, an Underlying Fund's assets may change in value during the time the borrowing is outstanding. The Underlying Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

                             INVESTMENT LIMITATIONS

The investment limitations numbered 1 through 8 may not be changed without the affirmative vote of the holders of a majority of the affected Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 9 through 14 may be changed by a vote of the Board at any time.

Each Fund may not:

1. Borrow money except that a Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements that are accounted for as financings and any other transactions constituting borrowing by a Fund may not exceed 33 1/3% of the value of a Fund's total assets at the time of such borrowing. For purposes of this restriction, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

2. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry. This limitation shall not apply to the purchase of U.S. Government Securities.

3. Purchase the securities of any issuer if as a result more than 5% of the value of a Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of a Fund's total assets may be invested without regard to this 5% limitation.

4. Make loans, except that a Fund may purchase or hold fixed-income securities, including structured securities, lend portfolio securities and enter into repurchase agreements.

5. Underwrite any securities issued by others except to the extent that investment in restricted securities and the sale of securities in accordance with a Fund's investment goal, policies and limitations may be deemed to be underwriting.

6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that a Fund may invest in (a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

7.    Invest in physical commodities.

8. Issue any senior security except as permitted in a Fund's investment limitations.

9. Purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

12. Invest more than 15% of a Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

13. Invest in rights and warrants (other than rights and warrants acquired by a Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of a Fund's net assets.

14. Make additional investments (including roll-overs) if a Fund's borrowings exceed 5% of its net assets.

If a percentage restriction (other than the percentage limitation set forth in No. 1 and No. 12) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of a Fund's assets will not constitute a violation of such restriction.

As a matter of non-fundamental policy, the Genworth Financial Money Market Fund may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

                                PORTFOLIO MATTERS

Portfolio Valuation

The Prospectus discusses procedures used by each of the Funds to calculate its respective net asset value per share as well as the time at which the Underlying Funds and the Genworth Financial Money Market Fund calculate net asset value.

The following is an additional description of the procedures used by each Underlying Fund (including the Genworth Financial Money Market Fund) in valuing its assets.

Securities listed on a U.S. securities exchange (including securities traded through the Nasdaq) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of the securities will be taken to be the highest bid quotation on the exchange or market. Options or futures contracts are valued at the close of the securities or commodities exchanges in which they are traded (typically 4:15 p.m. Eastern time). Stock index options will be valued at the last price, but if that price does not fall within the bid and ask price for the stock index option when the market closes at 4:15 p.m. Eastern time, then the stock index option will be valued at the mean between the bid and asked quotations. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the board of directors or trustees. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

Notwithstanding the foregoing, in determining the market value of portfolio investments, an Underlying Fund may employ outside organizations (a "Pricing Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of an Underlying Fund under the general supervision and responsibility of the board of directors and trustees, which may replace a Pricing Service at any time. Securities, options and futures contracts for which market quotations are not available and certain other assets of an Underlying Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

The Genworth Financial Money Market Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Genworth Financial Money Market Fund would receive if it sold the instrument. During such periods, the yield to investors in the Genworth Financial Money Market Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

The SEC's regulations require the Genworth Financial Money Market Fund to adhere to certain conditions. The members of the Board (the "Trustees"), as part of their responsibility within the overall duty of care owed to shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Genworth Financial Money Market Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustee's procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Genworth Financial Money Market Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by ABC Adviser under procedures established by the Board to be of high quality minimal credit risks.

Portfolio Transactions and Brokerage

The Adviser is responsible for establishing, reviewing and, where necessary, modifying the Funds' respective investment programs to achieve each Fund's investment goal. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in domestic over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The Adviser or a sub-adviser will select specific portfolio investments and effect transactions for each Fund and in doing so seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, the Adviser or a sub-adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. The Adviser or a sub-adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to each Fund and/or other accounts over which the Adviser or a sub-adviser exercises investment discretion. The Adviser or a sub-adviser may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if the Adviser or a sub-adviser determines in good faith that the amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Adviser or a sub-adviser. Research and other services received may be useful to the Adviser or a sub-adviser in serving both its respective Funds and the Adviser's or a sub-adviser's other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser or a sub-adviser in carrying out its respective obligations to the Funds . Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the Adviser or sub-adviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to the Adviser's or sub-adviser's own research program. The fees payable to the Adviser under its advisory agreement with the Funds, and the fees payable to the sub-advisers under their respective sub-advisory agreements with the Adviser, are not reduced by reason of the Adviser or a sub-adviser receiving any brokerage and research services.

Investment decisions for the respective Funds concerning specific portfolio securities are made independently from those for other clients advised by the Adviser or a sub-adviser. Such other investment clients may invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser or a sub-adviser believes to be equitable to each client, including the respective Funds. In some instances, this investment procedure may adversely affect the price paid or received by the respective Funds or the size of the position obtained or sold for the respective Funds. To the extent permitted by law, the Adviser or a sub-adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution. In no instance will portfolio securities knowingly be purchased from or sold to the Adviser or a sub-adviser or its affiliates.

The Genworth Financial Money Market Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Genworth Financial Money Market Fund will engage in this practice, however, only when the Adviser or a sub-adviser, in its sole discretion, believes such practice to be otherwise in such Fund's best interest.

The Trust anticipates that certain investors in the Funds, as part of a tactical or strategic asset allocation strategy, may frequently redeem or exchange shares of the Funds. The Funds may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby resulting in higher portfolio turnover. Because the Funds' portfolio turnover rate to a great extent will depend on the purchase, redemption and exchange activity of the Funds' investors, it is difficult to estimate what the Funds' actual turnover rate will be in the future.

The Funds' portfolio turnover rate is calculated by the value of the investment securities (as defined in section 2(a)(36) of the 1940 Act) purchased or sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments, including options and futures contracts, with remaining maturities of less than one year are excluded from the portfolio turnover rate.

Disclosure of Portfolio Holdings

No disclosure of portfolio holdings information may be made to any person or entity except as follows:

The Funds disclose their portfolio holdings in their Annual and Semi-Annual Reports, as well as in filings with the SEC no later than 60 days after the end of the applicable quarter and to the Board at quarterly Board meetings.

To the extent permitted under applicable law, the Adviser may distribute (or authorize the Funds' custodian or principle underwriter to distribute) information regarding the Funds' portfolio holdings more frequently than stated above to the Funds' service providers and others who require access to such information in order to fulfill their duties with respect to the Funds, such as fund administration services, custodial services, pricing services, proxy voting services, legal counsel, accounting and auditing services and research and trading services, and also to facilitate the review of the Funds by certain mutual fund analysts and rating agencies, such as Morningstar and other analysts. Such disclosure, which may be immediate with no lag time, may be made only if the recipients of such information are subject to a confidentiality agreement (or other confidentiality arrangements acceptable to the Funds) and if the authorizing person determines that, under the circumstances, disclosure is in the best interests of the Funds' shareholders. Authorizing persons may be an elected officer of the Funds, the Adviser and the chief investment officer of the Adviser. The portfolio holdings information that may be distributed is limited to the information that the Funds believe is reasonably necessary in connection with the services to be provided by the service provider receiving the information. The Funds' portfolio holdings information may not be disseminated for compensation. The Board annually receives a report detailing those persons, other than the Adviser, sub-advisers, administrator, custodian, legal counsel and auditors to the Funds and the officers, trustees and employees of these entities, which received disclosure, not publicly available, of Fund holdings and reasons for such disclosure.

Proxy Voting Policies and Procedures

Each Fund of Funds will vote the shares in the same proportion as the vote of all other holders of shares of the Underlying Fund, as described in Section 12(d)(1)(E)(iii)(aa) of the 1940 Act. This type of proxy voting structure is commonly referred to as "echo voting." Beginning as of July 1, 2007, information regarding how each Fund of Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by call __________; and (2) on the SEC's website at http://www.sec.gov. The Money Market Fund does not have proxy voting policies and procedures and is not subject to these requirements because it invests exclusively in non-voting securities.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended, the Trust and its investment adviser, sub-advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. Copies of the Trust's and its investment adviser's, sub-advisers' and their principal underwriter's codes of ethics are on file with the SEC.

                             MANAGEMENT OF THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Funds rests with the Board. The Trustees approve all significant agreements between the Funds and the companies that furnish services to the Funds, including agreements with the Funds' distributor, investment adviser, sub-advisers, custodian and transfer agent. The day-to-day operations of the Funds are delegated to the Adviser.

The names of the Trustees of the Trust, together with information as to their principal business occupations during the past five years, are shown below.

------------------------------- ------------- ------------------------------ --------------- ----------------------------
                                Position(s)                                  Number of
                                Held with                                    Portfolios in
                                Funds, Term                                  Fund Complex
                                of Office                                    Overseen by
Name, Address,                  and Length    Principal Occupation(s)        Trustee         Other Directorships Held
and Age                         of Time       During Past 5 Years                            by Trustee
                                Served
------------------------------- ------------- ------------------------------ --------------- ----------------------------
Non-Interested Trustees:
------------------------------- ------------- ------------------------------ --------------- ----------------------------
TBD

------------------------------- ------------- ------------------------------ --------------- ----------------------------
TBD

------------------------------- ------------- ------------------------------ --------------- ----------------------------
TBD

------------------------------- ------------- ------------------------------ --------------- ----------------------------
Interested Trustee:
------------------------------- ------------- ------------------------------ --------------- ----------------------------
Gurinder S. Ahluwalia           President     President and CEO of GEPAM           7
GEPAM                           since 2005    since 1/2004; Senior VP of
16501 Ventura Blvd., Suite 201                GE Financial Assurance
Encino, CA 91436-2007                         2002-2004; Chief Risk
Age:  40                                      Officer at GE Edison Life in
                                              Japan 2000-2002; VP Quality
                                              at GEFA Direct 1997-2000;
                                              President of GE Private
                                              Asset Management Funds,
                                              Inc., since 2004.
------------------------------- ------------- ------------------------------ --------------- ----------------------------

* Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

** Mr. Ahluwalia is a trustee who is an "interested person" of the Funds as defined in the 1940 Act because of his position as President and CEO of the Funds' investment adviser.

As of ________________, 2005, none of the Trustees who are not "interested persons" of the Funds as defined in the 1940 Act ("Independent Trustees"), or his immediate family members, beneficially owned of record any securities in the manager or principal underwriter of the Funds, or in a person (other that a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the Funds.

The Trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Trustees.

In accordance with its written charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. The Audit Committee oversees the scope of the Trust's audits, the Trust's accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees of the Trust for their ratification, the selection, appointment, retention or termination of the Trust's independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Trust by the independent auditors and all permissible non-audit services provided by the Trust's independent registered public accounting firm to the manager and affiliated service providers if the engagement relates directly to the Trust's operations and financial reporting. During the Trust's most recent fiscal year, the Audit Committee met twice.

The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board. The Nominating Committee will consider nominees recommended by the Funds' shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Trust's Secretary. The Nominating Committee met once during the Trust's most recent fiscal year.

The following table shows the compensation paid by the Trust and other GE Financial Mutual Funds to each Trustee during the Trust's last fiscal year. The Trust does not pay retirement benefits to its Trustees and officers.

No employee of GEPAM or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a trustee, officer or employee of GEAM, Capital Brokerage Corporation ("CBC"), General Electric Company ("GE"), or any affiliate of those companies, receives an annual retainer fee of $[__________] for services as Trustee. In addition, each Trustee receives $1,000 for each in-person, $500 for each committee and $500 for each telephonic meeting of the Board attended by the Trustee and is reimbursed for expenses incurred in connection with attendance at Board meetings.

For the calendar year ended December 31, 2005, the Trustees were paid the following compensation as a Trustee of the Trust and as directors of GE Private Asset Management Funds, Inc., an investment company in the same fund complex as the Trust.

------------------------------- ---------------------------------- ---------------------------------------------------
                                Aggregate Compensation From Funds    Total Compensation From Funds and Fund Complex
Name of Trustee                                                                     Paid to Trustees
------------------------------- ---------------------------------- ---------------------------------------------------
[TBD]                                          $0                                          $0
------------------------------- ---------------------------------- ---------------------------------------------------
[TBD]                                          $0                                          $0
------------------------------- ---------------------------------- ---------------------------------------------------
[TBD]                                          $0                                          $0
------------------------------- ---------------------------------- ---------------------------------------------------
Gurinder S. Ahluwalia                          $0                                          $0
------------------------------- ---------------------------------- ---------------------------------------------------

Listed below for each Trustee is a dollar range of equity securities beneficially owned in the Funds together with the aggregate dollar range of equity securities beneficially owned in the GE Contra Fund, the sole series of GE Private Asset Management Funds, Inc. All figures are as of ____________, 2005.

----------------------------- ---------------------- --------------------------------------------------------
                                 Dollar Range of       Aggregate Dollar Range of Equity Securities in All
                              Equity Securities in   Registered Investment Companies Overseen by Trustee in
Name of Trustee                       Funds                      Family of Investment Companies
----------------------------- ---------------------- --------------------------------------------------------
[TBD]                                 None                                    None
----------------------------- ---------------------- --------------------------------------------------------
[TBD]                                 None                                    None
----------------------------- ---------------------- --------------------------------------------------------
[TBD]                                 None                                    None
----------------------------- ---------------------- --------------------------------------------------------
Gurinder S. Ahluwalia                 None                                    None
----------------------------- ---------------------- --------------------------------------------------------

As of _____________, 2005, no Independent Trustee or his immediate family members owned beneficially or of record shares of any class of securities in GEPAM, CBC, GE or Genworth Financial, Inc. ("Genworth"), or any entity directly or indirectly, controlling, controlled by, or under common control with GEPAM, CBC, GE or Genworth.

Officers

The names of the executive officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below.

------------------------- ------------------- ------------------------------------------------------------------------
                          Position(s) Held
                          with Funds and
Name, Address, and Age    Length of Time      Principal Occupation(s) During Past 5 Years
                          Served
------------------------- ------------------- ------------------------------------------------------------------------
Gurinder S. Ahluwalia     President since     President and CEO of GEPAM since 1/2004; Senior VP of GE Financial
GEPAM                     2005                Assurance 2002-2004; Chief Risk Officer at GE Edison Life in Japan
16501 Ventura Blvd.,                          2000-2002; VP Quality at GEFA Direct 1997-2000; President of GE
Suite 201                                     Private Asset Management Funds, Inc., since 2004.
Encino, CA 91436-2007
Age:  40

------------------------- ------------------- ------------------------------------------------------------------------
Regina M. Fink            Vice President      Vice President, Sr. Counsel and Secretary of GEPAM since 5/02; Counsel
GEPAM                     and Secretary       at Transamerica Occidental Life Insurance Company 1993-2002;  Vice
16501 Ventura Blvd.,      since 2005          President and Secretary of GE Private Asset Management Funds, Inc.,
Suite 201                                     since 2004.
Encino, CA 91436-2007
Age:  49

------------------------- ------------------- ------------------------------------------------------------------------
Thomas Rose               Treasurer since     Vice President and Chief Financial Officer of GEPAM since 3/2003; Vice
GEPAM                     2005                President of GEPAM since 10/2002; Vice President, Operations Planning
16501 Ventura Blvd.,                          and Analysis, GE Financial Advisers, Inc., from 1/2002 to 10/2002;
Suite 201                                     Director, Operations, GE Financial Advisers, Inc., from 1/2001 to
Encino, CA 91436-2007                         12/2001; Director, e-Business, GE Financial Advisers, Inc., from
Age:  43                                      8/2000 to 12/2000; Vice President, Quality, GE Client Business
                                              Services, Inc., from 7/1999 to 7/2000; Treasurer of GE Private Asset
                                              Management Funds, Inc., since 2003.
------------------------- ------------------- ------------------------------------------------------------------------

Investment Adviser

GEPAM, located at16501 Ventura Blvd., Suite 201, Encino, CA 91436-2007, serves as investment adviser to the Funds. GEPAM is a wholly-owned, indirect subsidiary of Genworth. Genworth, a majority-owned, indirect subsidiary of General Electric Company, is a family of investment and insurance companies dedicated to helping financial advisors and consumers in the creation, preservation, and protection of personal wealth. Headquartered in Richmond, Virginia, Genworth operates in 17 countries.

GEPAM serves as investment adviser to the Funds pursuant to an investment advisory agreement dated [______________] (the "Advisory Agreement"). The Funds' shareholders approved the Advisory Agreement on ______________, 2005. The Adviser bears all expenses in connection with the performance of its services under the applicable Advisory Agreement. Each Fund pays GEPAM a fee for services provided under the Advisory Agreement that is computed daily and paid monthly based on the value of each Fund's average net assets. GEPAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Funds. For its services as investment adviser to the Funds, each Fund pays GEPAM a fee computed daily and paid monthly at the annual rate equal to 0.20% of the average daily net assets of each Fund. The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board or by a majority of the outstanding voting securities of the Funds, and in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

In approving the Advisory Agreement, the Board, including the Independent Trustees, considered ________________________.

The Funds may terminate the Advisory Agreement on sixty (60) days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

Sub-Advisers

XYZ Co, located at [________________________], serves as sub-adviser to the Asset Allocation Funds pursuant to a sub-advisory agreement dated
[_____________] (the "XYZ Co Sub-Advisory Agreement"). Under the XYZ Co Sub-Advisory Agreement [__________________].

In approving the Sub-Advisory Agreement, the Board, including the Independent Trustees, considered __________________________.

The Asset Allocation Funds or GEPAM may terminate the XYZ Co Sub-Advisory Agreement on sixty (60) days' written notice without penalty. The XYZ Co Sub-Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

ABC Adviser, located at [________________________], serves as sub-adviser to the Genworth Financial Money Market Fund pursuant to a sub-advisory agreement dated [_____________] (the "ABC Adviser Sub-Advisory Agreement"). [Under the ABC Adviser Sub-Advisory Agreement [_____________________].

In approving the ABC Adviser Sub-Advisory Agreement, the Board, including the Independent Trustees, considered __________________________.

The Genworth Financial Money Market Fund or GEPAM may terminate the ABC Adviser Sub-Advisory Agreement on sixty (60) days' written notice without penalty. The ABC Adviser Sub-Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

Portfolio Managers

      As of [___________________], the portfolio manager's compensation consists of [___________________].

      The following table lists the number and types of other accounts managed by each portfolio manager and assets under management in those accounts as of [____________________]:


                            Registered
                            Investment
                             Company       Assets               Pooled       Assets               Other      Assets
Portfolio Manager            Accounts      Managed             Accounts      Managed            Accounts     Managed
-----------------            --------      -------             --------      -------            --------     -------
GEPAM
Robert A. Brown[1]                          $                                 $                               $

Ronald J. Rough                             $                                 $                               $

Timothy B. Knepp                            $                                 $                               $

XYZ Co
                                            $                                 $                               $

ABC Adviser
                                            $                                 $                               $

[1] With respect to [___] of each of the following accounts, consisting of an aggregate total of $[________] assets managed, the advisory fee is based on the performance of the account.]

As of the date of this SAI, the Funds have not commenced operations. As a result, the portfolio managers have not had an opportunity to purchase, and therefore do not beneficially own, any equity securities of any of the Funds.

Conflicts of Interest between the Funds Advised by GEPAM and Other Accounts

From time to time, potential conflicts of interest may arise between a GEPAM portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds or might hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds. With respect to the Genworth Financial Total Return Fund, GEPAM believes that such conflicts of interest are not likely to occur because the Total Return Fund invests only in Underlying Funds.

Conflicts of Interest between the Funds Advised by XYZ Co and Other Accounts

[_________________________]

Conflicts of Interest between the Funds Advised by ABC Adviser and Other
Accounts

[_________________________]

Distributor

CBC is the Funds' Distributor pursuant to a Distribution Agreement. CBC offers the Funds' shares on a continuous basis. CBC is located at 3001 Summer Street, PO Box 120031, Stamford, CT 06912-0031

Custodian

State Street and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts, 02110, serves as the custodian of the Funds' assets pursuant to a custodian agreement (the "Custody Contract") with the Trust, on behalf of the Funds. Under the Custody Contract, State Street (i) holds and transfers portfolio securities on account of the Funds, (ii) accepts receipts and makes disbursements of money on behalf of the Funds' securities, and (iii) makes periodic reports to the Board concerning the Funds' operations.

Transfer Agent

Integrated Fund Services, Inc. ("Integrated" or the "transfer agent"), located at P.O. Box 5354, Cincinnati, OH 45201-5354, serves as the Funds' transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds, distributes dividends and distributions payable by the Funds and produces statements with respect to account activity for the Funds and their shareholders. For these services, the transfer agent receives fees from the Funds computed on the basis of the number of shareholder accounts that the transfer agent maintains for the Funds during the month and is reimbursed for out-of-pocket expenses.

Administrator

Integrated also provides administrative services to the Trust. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board. The Trust pays Integrated an annual service fee of [$______].

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The offering price of a Fund's shares is equal to the Fund's per share net asset value. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectus.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

                                    THE TRUST

Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust's governing trust instrument. The Trust's Declaration of Trust provides that shareholders shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any series or class. In addition, the Declaration of Trust provides that neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, the Trust's Declaration of Trust expressly provides that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declaration of Trust provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder's acts or omissions. The Declaration of Trust also provides that the Trust, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declaration of Trust provides that any Trustee who has been determined to be an "audit committee financial expert" shall not be subject to a greater liability or duty of care because of such determination.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine, however the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote per share (with proportional voting rights for fractional shares), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all of its series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, without shareholder approval (unless otherwise required by applicable law): (i) cause the Trust to merge or consolidate with or into one or more trusts or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act;
(ii) cause any one or more series or classes of the Trust to merge or consolidate with or into any one or more other series or classes of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement the Trust's governing instrument, which includes the Declaration of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

Each Fund sells its shares of beneficial interest (other than the Class Y shares of the Genworth Financial Money Market Fund) directly or indirectly to certain life insurance companies ("Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts"). These Insurance Companies include (1) GE Life and Annuity Assurance Company ("GELAAC") and (2) GE Capital Life Assurance Company of New York ("GECLANY").

As stated in the prospectuses for the relevant Variable Contracts, GELAAC and GECLANY provide to contract owners of the Variable Contracts the right to direct the voting of fund shares at shareholder meetings, to the extent provided by law. GELAAC and GECLANY will vote for or against any proposition, or will abstain from voting, any fund shares attributable to a contract for which no timely voting instructions are received, and any Fund shares held by GELAAC or GECLANY for its own account, in proportion to the voting instructions that it received with respect to all contracts participating in that Fund (so-called "echo voting"). However, if the 1940 Act or any regulation under it should change, and as a result, GELAAC or GECLANY determine it is permitted to vote Fund shares in its own right, it may elect to do so.

                                      TAXES

Each Fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include such Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since the only shareholders of the Funds will be GELAAC and GECLANY, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

                                OTHER INFORMATION

Distribution Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the "Plan") for the shares of the Funds of Funds and the Class X shares of the Genworth Financial Money Market Fund (the "Class X Shares"). As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Funds of Funds shares or Class X Shares, for activities primarily intended to sell Funds of Funds shares or Class X Shares or Variable Contracts offering those shares.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes the Funds of Funds and the Genworth Financial Money Market Fund to pay to Insurance Companies or others, out of the assets attributable to the shares of the Funds of Funds and the Class X Shares, a monthly fee (the "Plan Fee") not to exceed 0.25% per annum of the average daily net asset value of the Funds of Funds shares or the Class X Shares, as compensation or reimbursement for services rendered and/or expenses borne. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year. No "interested person" of the Funds, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Trustees, including a majority of the Independent Trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Funds of Funds shares and the Class X Shares and contract owners of those shares. Each year, the Trustees must make this determination for the Plan to be continued.

Fund Expenses

Expenses specifically assumed by each Fund under the Advisory Agreement include, among others, compensation and expenses of the Independent Trustees, custodian fees, independent auditor fees, brokerage commissions, registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities, and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Share Ownership

As of __________, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of beneficial interest of the Trust. To the knowledge of the Trust, as of ________, 2005, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934) owned beneficially or of record more than 5% of the shares of the following classes:

------------------------------------------------------------ ---------------------------------------------------------
Shareholder                                                                     Percent Ownership
------------------------------------------------------------ ---------------------------------------------------------
GE Life and Annuity Assurance Company*
6620 West Broad Street, Building 2
Richmond, Virginia 23230
------------------------------------------------------------ ---------------------------------------------------------
GE Capital Life Assurance Company of New York*
[Address]
------------------------------------------------------------ ---------------------------------------------------------

* Each of GELAAC and GECLANY may be deemed to control the Funds because they are each affiliates of GEPAM, which has complete investment discretion and voting authority with respect to the shares of the Funds held by its clients.

                                     EXPERTS

Independent Registered Public Accounting Firm

____________ ("______"), [address], has been selected as the independent registered public accounting firm to examine and report on the Funds' financial statements for the fiscal year ending December 31, 2006.

Counsel

Dechert LLP, located at 200 Clarendon Street, 27th Floor, Boston, MA 02116-5021, serves as counsel for the Trust.

                              FINANCIAL STATEMENTS

Because the Funds are new funds, there is currently no audited financial statement information.

[________________] has been appointed as auditor for the Funds. The following is an audited statement of assets and liabilities of the Funds regarding the initial capital of the Funds.

[Seed capital audit information to be included by pre-effective amendment]

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

Commercial paper rated A-1 by the Standard and Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

The following summarizes the ratings used by S&P for corporate bonds:

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B and CCC -- Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC -- This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C -- This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The following summarizes the ratings used by Moody's for corporate bonds:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)      (1)   Declaration of Trust.(i)
         (2)   Certificate of Trust.

(b)            By-Laws.(i)

(c) See [Article III, "Shares,"] and [Article V, "Shareholders' Voting Powers and Meetings"] of Declaration of Trust. See [Article III, "Meetings of Shareholders"] of By-Laws.

(d)      (1)   Form of Investment Advisory Agreement with GE Private Asset
               Management, Inc. ("GEPAM") for the Funds.(i)
         (2)   Form of Sub-Advisory Agreement with XYZ Company ("XYZ Co") for the Genworth Financial Aggressive Fund, the Genworth Financial
               Moderately Aggressive Fund, the Genworth Financial Moderate Fund, the Genworth Financial Moderately Conservative Fund, and the
               Genworth Financial Conservative Fund (collectively, the "Asset
               Allocation Funds").(i)
         (3)   Form of Sub-Advisory Agreement with ABC Adviser Co ("ABC
               Adviser") for the Genworth Financial Money Market Fund.(i)

(e)            Form of Distribution Agreement with Capital Brokerage Corporation
               ("CBC").(i)

(f)            Not applicable.

(g)            Form of Custodian Agreement with State Street Bank and Trust
               Company.(i)

(h)      (1)   Form of Administration, Accounting Services, Transfer Agency
               and Shareholder Services Agreement with Integrated Fund Services,
               Inc.(i)
         (2)   Form of Participation Agreement with insurance companies.(i)
         (3)   Form of Participation Agreement with affiliated underlying funds.(i)

(i)            Opinion and Consent of Counsel.(i)

(j)            Consent of Independent Registered Public Accounting Firm.(i)

(k)            Not applicable.

(l)            [Form of Subscription/Purchase Agreement].(i)

(m)            Form of Distribution and Service Plan.(i)

(n)            Not applicable.

(o)            Reserved.

(p)      (1)   Genworth Financial Series Trust Code of Ethics.(i)
         (2)   GEPAM Code of Ethics.(i)
         (3)   XYZ Co Code of Ethics.(i)
         (4)   ABC Adviser Code of Ethics.(i)
         (5)   CBC Code of Ethics.(i)

--------------------
(i) To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with the Fund

The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company ("GE"), is incorporated herein by reference to Exhibit 21, "Subsidiaries of Registrant," of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 2004 (the "Form 10-K"). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption "GEC Segments."

Item 25.  Indemnification

To be filed by amendment.

Item 26.  Business and Other Connections of the Investment Adviser

GEPAM is a registered investment adviser. GEPAM is an indirect wholly-owned subsidiary of GE. Information as to the officers and directors of GEPAM is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-15864) and is incorporated herein by reference.

XYZ Co serves as sub-adviser to the Asset Allocation Funds. Information as to the officers and directors of XYZ Co is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. [_______________]) and is incorporated herein by reference.

ABC Adviser serves as sub-adviser to the Genworth Financial Money Market Fund. Information as to the officers and directors of ABC Adviser is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. [_______________]) and is incorporated herein by reference.

Item 27.  Principal Underwriters

(a) CBC also serves as distributor for the investment portfolios of GE Institutional Funds, GE Funds, GE LifeStyle Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts, Elfun Diversified Fund and GE Private Asset Management Funds, Inc.

(b) The information required by this item 27 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c) None.

Item 28.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules promulgated thereunder are maintained at the offices of the following:

(a)      Genworth Financial Series Trust
         16501 Ventura Blvd. Suite 201
         Encino, CA 91436-2007

(b)      GE Private Asset Management, Inc.
         16501 Ventura Blvd. Suite 201
         Encino, CA 91436-2007

(c)      XYZ Company
         [Address]
         (records relating to its functions as sub-adviser)

(d)      ABC Adviser Co
         [Address]
         (records relating to its functions as sub-adviser)

(e)      Integrated Fund Services, Inc.
         P.O. Box 5354
         Cincinnati, OH 45201-5354
         (records relating to its functions as administrator and transfer agent)

(f)      Capital Brokerage Corporation
         3001 Summer Street
         P.O. Box 120031
         Stamford, CT 06912-0041
         (records relating to its functions as distributor)

(g)      State Street Bank and Trust Company
         225 Franklin Street
         Boston, MA 02101
         (records relating to its functions as custodian)

Item 29.  Management Services

None.

Item 30.  Undertakings

Registrant hereby undertakes to file an amendment to its Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons pursuant to Section 14(a)(3) of the Investment Company Act.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Encino, State of California, on the 26th day of August 2005.


                                          GENWORTH FINANCIAL SERIES TRUST


                                          By  /s/ Gurinder S. Ahluwalia
                                              ----------------------------------
                                              Gurinder S. Ahluwalia, President

      Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                              Date
---------                     -----                              ----


/s/ Gurinder S. Ahluwalia     President                          August 26, 2005
----------------------------  (Principal Executive Officer)
Gurinder S. Ahluwalia


/s/ Thomas Rose               Treasurer                          August 26, 2005
----------------------------  (Principal Financial Officer)
Thomas Rose


/s/ Regina M. Fink            Sole Trustee                       August 26, 2005
----------------------------
Regina M. Fink